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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

     Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen Global Large Cap Equity Fund, Evergreen International Equity Fund, Evergreen Emerging Markets Growth Fund, Evergreen Global Opportunities Fund and Evergreen Precious Metals Fund for the year ended October 31, 2006. These five series have an October 31, fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Annual Report
as of October 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Global Large Cap Equity Fund, covering the twelve-month period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within

1

LETTER TO SHAREHOLDERS continued

specific markets and sectors. The team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

• Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

3

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995
	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

Average annual return*

1-year with sales charge	13.32%	14.41%	18.39%	N/A

1-year w/o sales charge	20.23%	19.41%	19.39%	20.57%

5-year	5.52%	5.69%	6.01%	7.08%

10-year	5.05%	4.93%	4.92%	5.99%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 20.23% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the MSCI World Free returned 21.32%

The fund seeks to provide long-term capital growth.

Both domestic and foreign stocks saw strong gains during the twelve-month period, with foreign developed countries returning 21.8% in local currency terms and the U.S. adding 16.6% . The weakening of the dollar amplified these results for the U.S.-based investor, resulting in a global return of 21.32% for the benchmark, led by foreign stock gains of 27.5%, in U.S. dollar terms. The fund modestly trailed the results of its benchmark.

The investment environment was highlighted by moderate economic growth, strong earnings gains, and mild inflation, with interest rates moving somewhat higher. Strong merger-and-acquisition activity and rising energy prices, which received a sharp correction late in the period, were also highlights. Despite a series of concerns that weighed on the minds of U.S. investors, American companies continued to post strong year-over-year earnings growth, and the market shrugged off all the unsettling news to finish at near-record levels. Foreign equities performed even better during this period, with every country in the MSCI World Free showing gains and all but one posting double-digit returns (in its own currency). The financial sector — easily the most significant sector in the global economy as it represented more than 25% of the weight of the MSCI World Free —gained more than 27% for U.S.-based investors, based on market appreciation and currency changes. It was only outpaced by the materials and utilities sectors, which gained 36% and 31%, respectively. However, they were two of the smallest sectors in the index at weights of 5.8% and 4.1%, respectively. The remaining seven sectors turned in double digit returns, with technology, health care, energy, and consumer staples being the only sectors to trail the overall index.

Consistent with our strong risk-control disciplines and our focus on bottom-up stock selection, sector allocations neither added to nor detracted from performance. From the sector perspective, overall performance was helped most by stock selection in utilities and consumer staples. The fund’s holdings in the German electric utility E.ON and utility services company RWE made the largest contributions in the utilities sector as these stocks returned 42% and 59%, respectively, for the year, while positions in the British household products company Reckitt Benckiser and the U.S. food products company Archer Daniels Midland Co. contributed the most in the staples sector. Stock selections in the materials sector, led by U.S. metals companies NuCor Corp. and Phelps Dodge Corp contributed to performance. Other important stock selections were the diversified financials companies ING Groep N.V. (Netherlands) and Goldman Sachs Group (U.S.), automotive and machinery manufacturer Volvo A.B. (Sweden), oil company Petro-Canada, and U.S. rail company CSX Corp. Similarly, country allocation decisions had no material effect on overall portfolio performance. Positive stock selection was concentrated in North America for this period.

Stock selection detracted from overall fund performance most in the health care and energy sectors with positions in the U.S. optical company Bausch & Lomb and biotechnology firm Amgen. Energy services company Nabors Industries and oil producer Valero Energy Corp provided a negative impact. Other individual holdings that detracted from fund performance included U.S. semiconductor maker Advanced Micro Devices and Japanese consumer finance company Acom Co. Ltd.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,041.83	$ 9.26
Class B	$ 1,000.00	$ 1,038.28	$ 12.84
Class C	$ 1,000.00	$ 1,037.77	$ 12.84
Class I	$ 1,000.00	$ 1,043.43	$ 7.73
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.13	$ 9.15
Class B	$ 1,000.00	$ 1,012.60	$ 12.68
Class C	$ 1,000.00	$ 1,012.60	$ 12.68
Class I	$ 1,000.00	$ 1,017.64	$ 7.63

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.80% for Class A, 2.50% for Class B, 2.50% for Class C and 1.50% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.07	$ 14.31	$ 13.43	$ 12.13	$ 13.92

Income from investment operations
Net investment income (loss)	0.13[1]	0.08[1]	0[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	3.10	1.68	0.88	1.32	(1.73)

Total from investment operations	3.23	1.76	0.88	1.30	(1.79)

Distributions to shareholders from
Net investment income	(0.12)	0	0	0	0

Net asset value, end of period	$ 19.18	$ 16.07	$ 14.31	$ 13.43	$ 12.13

Total return[2]	20.23%	12.30%	6.55%	10.72%	(12.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$100,122	$95,782	$102,417	$94,969	$89,528
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%	1.84%	1.93%	1.98%	1.88%
Expenses excluding waivers/reimbursements and expense reductions	1.92%	1.96%	2.00%	1.98%	1.88%
Net investment income (loss)	0.73%	0.54%	(0.03%)	(0.20%)	(0.41%)
Portfolio turnover rate	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 14.99	$ 13.44	$ 12.70	$ 11.56	$ 13.37

Income from investment operations
Net investment income (loss)	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.91	1.57	0.84	1.24	(1.65)

Total from investment operations	2.91	1.55	0.74	1.14	(1.81)

Net asset value, end of period	$ 17.90	$ 14.99	$ 13.44	$ 12.70	$ 11.56

Total return[2]	19.41%	11.53%	5.83%	9.86%	(13.54%)

Ratios and supplemental data
Net assets, end of period (thousands)	$16,703	$24,803	$38,982	$76,434	$104,638
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.53%	2.54%	2.64%	2.69%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	2.62%	2.66%	2.71%	2.69%	2.63%
Net investment income (loss)	(0.01%)	(0.16%)	(0.78%)	(0.88%)	(1.16%)
Portfolio turnover rate	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 14.96	$ 13.42	$ 12.68	$ 11.54	$ 13.34

Income from investment operations
Net investment income (loss)	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.90	1.56	0.84	1.24	(1.64)

Total from investment operations	2.90	1.54	0.74	1.14	(1.80)

Net asset value, end of period	$ 17.86	$ 14.96	$ 13.42	$ 12.68	$ 11.54

Total return[2]	19.39%	11.48%	5.84%	9.88%	(13.49%)

Ratios and supplemental data
Net assets, end of period (thousands)	$17,484	$19,125	$24,631	$33,939	$41,808
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.53%	2.54%	2.64%	2.69%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	2.62%	2.66%	2.71%	2.69%	2.63%
Net investment income (loss)	0.01%	(0.16%)	(0.76%)	(0.90%)	(1.17%)
Portfolio turnover rate	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$16.51	$14.66	$13.71	$12.36	$ 14.14

Income from investment operations
Net investment income (loss)	0.18[1]	0.13[1]	0.04[1]	0.03[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	3.19	1.72	0.91	1.32	(1.75)

Total from investment operations	3.37	1.85	0.95	1.35	(1.78)

Distributions to shareholders from
Net investment income	(0.18)	0	0	0	0

Net asset value, end of period	$19.70	$16.51	$14.66	$13.71	$ 12.36

Total return	20.57%	12.62%	6.93%	10.92%	(12.59%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,112	$3,424	$4,156	$6,085	$10,811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.53%	1.54%	1.64%	1.68%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.66%	1.71%	1.68%	1.62%
Net investment income (loss)	1.02%	0.83%	0.25%	0.24%	(0.17%)
Portfolio turnover rate	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2006

	Country	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B (p)	France	6,971

			$ 568,457

Automobiles 1.6%
Toyota Motor Corp.	Japan	38,000	2,252,405

Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	United States	14,838	688,928
Darden Restaurants, Inc.	United States	16,582	694,786
Mitchells & Butlers Plc.	United Kingdom	42,902	487,676

			1,871,390

Household Durables 1.2%
Barratt Developments plc	United Kingdom	7,800	161,113
Daito Trust Construction Co.	Japan	4,400	232,203
Makita Corp. (p)	Japan	30,300	901,886
Sony Corp. (p)	Japan	8,400	348,458

			1,643,660

Media 3.8%
DIRECTV Group, Inc. *	United States	19,906	443,506
Omnicom Group, Inc.	United States	10,737	1,089,269
Time Warner, Inc.	United States	67,359	1,347,853
Vivendi Universal (p)	France	31,114	1,178,081
Walt Disney Co.	United States	36,085	1,135,234

			5,193,943

Multi-line Retail 1.1%
J.C. Penney Co., Inc.	United States	11,002	827,680
Marks & Spencer Group plc	United Kingdom	52,500	657,358

			1,485,038

Specialty Retail 1.0%
Aoyama Trading Co., Ltd.	Japan	15,200	466,732
Best Buy Co., Inc.	United States	9,701	535,981
Inditex SA	Spain	9,000	430,241

			1,432,954

CONSUMER STAPLES 7.3%
Beverages 1.8%
Asahi Breweries, Ltd.	Japan	38,000	541,812
Carlsberg A/S	Denmark	8,200	704,767
Coca-Cola Enterprises, Inc.	United States	28,728	575,422
Diageo plc	United Kingdom	37,500	693,762

			2,515,763

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.5%
Delhaize Group (p)	Belgium	6,600	$ 533,571
Kroger Co.	United States	34,258	770,463
Wal-Mart Stores, Inc.	United States	16,318	804,151

			2,108,185

Food Products 0.7%
Archer Daniels Midland Co.	United States	15,434	594,209
Dean Foods Co. *	United States	9,898	414,627

			1,008,836

Household Products 1.8%
Procter & Gamble Co.	United States	18,127	1,149,070
Reckitt Benckiser plc	United Kingdom	30,730	1,336,890

			2,485,960

Tobacco 1.5%
Altria Group, Inc.	United States	7,987	649,583
British American Tobacco plc	United Kingdom	34,000	926,657
Japan Tobacco, Inc.	Japan	95	414,403

			1,990,643

ENERGY 8.6%
Energy Equipment & Services 0.8%
Nabors Industries, Ltd. *	Bermuda	22,484	694,306
Precision Drilling Trust	Canada	16,200	460,755

			1,155,061

Oil, Gas & Consumable Fuels 7.8%
BP plc	United Kingdom	149,247	1,659,518
Chevron Corp.	United States	11,737	788,726
ConocoPhillips	United States	9,358	563,726
ENI SpA (P)	Italy	63,398	1,911,793
Exxon Mobil Corp.	United States	42,299	3,020,995
Marathon Oil Corp.	United States	9,446	816,134
Norsk Hydro ASA (p)	Norway	31,800	730,741
Statoil ASA	Norway	13,500	341,191
Valero Energy Corp.	United States	15,484	810,278

			10,643,102

FINANCIALS 26.7%
Capital Markets 3.4%
Daiwa Securities Group, Inc.	Japan	55,000	624,257
Deutsche Bank AG	Germany	9,361	1,177,999
Goldman Sachs Group, Inc.	United States	8,792	1,668,633
Lehman Brothers Holdings, Inc.	United States	15,132	1,177,875

			4,648,764

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 10.0%
Australia & New Zealand Banking Group, Ltd. (p)	Australia	32,000	$ 719,681
Barclays plc	United Kingdom	43,600	588,330
BNP Paribas SA (p)	France	14,008	1,540,044
Credit Agricole SA	France	21,200	901,181
Credit Suisse Group	Switzerland	9,390	566,413
DnB NOR ASA	Norway	49,200	644,111
HBOS plc	United Kingdom	6,600	136,830
HSBC Holdings plc - Hong Kong Exchange (p)	United Kingdom	68,500	1,292,420
Lloyds TSB Group plc	United Kingdom	143,440	1,530,658
Mitsubishi UFJ Financial Group, Inc.	Japan	31	389,770
Mizuho Financial Group, Inc.	Japan	98	763,615
National City Corp.	United States	15,929	593,355
Royal Bank of Canada (p)	Canada	12,900	572,057
Societe Generale (p)	France	7,900	1,312,622
Sumitomo Trust & Banking Co., Ltd.	Japan	106,000	1,140,555
The Bank of Fukuoka, Ltd. (p)	Japan	52,000	415,413
United Overseas Bank, Ltd.	Singapore	50,000	567,417

			13,674,472

Diversified Financial Services 5.9%
Bank of America Corp.	United States	35,355	1,904,574
CIT Group, Inc.	United States	14,783	769,455
Citigroup, Inc.	United States	44,005	2,207,291
ING Groep NV	Netherlands	44,600	1,975,564
JPMorgan Chase & Co.	United States	27,249	1,292,693

			8,149,577

Insurance 5.7%
ACE, Ltd.	Cayman Islands	21,896	1,253,546
Aegon NV	Netherlands	53,700	987,506
Allstate Corp.	United States	13,941	855,420
American International Group, Inc.	United States	7,396	496,789
Aviva plc	United Kingdom	80,900	1,195,798
AXA SA (p)	France	31,300	1,192,313
MetLife, Inc.	United States	9,314	532,109
SAFECO Corp.	United States	7,966	463,542
St. Paul Travelers Companies, Inc.	United States	17,744	907,251

			7,884,274

Real Estate Investment Trusts 0.8%
Corio NV	Netherlands	4,400	319,497
Nippon Building Fund, Inc.	Japan	15	161,656
Simon Property Group, Inc.	United States	6,555	636,490

			1,117,643

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.2%
Henderson Land Development Co., Ltd (p)	Hong Kong	61,000	$ 337,121

Thrifts & Mortgage Finance 0.7%
PMI Group, Inc.	United States	21,122	900,853

HEALTH CARE 10.2%
Biotechnology 1.4%
Amgen, Inc. *	United States	19,725	1,497,325
CSL, Ltd.	Australia	9,300	403,982

			1,901,307

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	United States	12,962	595,863
Becton, Dickinson & Co.	United States	8,040	563,041
Terumo Corp.	Japan	13,300	538,075

			1,696,979

Health Care Providers & Services 1.3%
Aetna, Inc.	United States	7,242	298,515
CIGNA Corp.	United States	4,176	488,509
McKesson Corp.	United States	18,795	941,442
Oriola-KD Oyj, Ser. B (p)	Finland	19,400	69,320

			1,797,786

Pharmaceuticals 6.3%
AstraZeneca plc	United Kingdom	12,660	748,036
GlaxoSmithKline plc	United Kingdom	69,034	1,843,312
Johnson & Johnson	United States	17,164	1,156,854
Merck & Co., Inc.	United States	11,197	508,568
Orion Oyj, Ser. B (p)	Finland	19,400	387,947
Pfizer, Inc.	United States	46,864	1,248,926
Roche Holding AG	Switzerland	6,734	1,179,066
Sanofi-Aventis SA	France	7,680	652,735
Takeda Pharmaceutical Co., Ltd.	Japan	13,500	867,168

			8,592,612

INDUSTRIALS 9.7%
Aerospace & Defense 1.5%
BAE Systems plc	United Kingdom	60,601	484,863
Lockheed Martin Corp.	United States	8,102	704,307
Northrop Grumman Corp.	United States	13,736	911,933

			2,101,103

Commercial Services & Supplies 0.4%
Manpower, Inc.	United States	7,836	531,046

Electrical Equipment 0.5%
Schneider Electric SA	France	5,680	590,030

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 1.6%
General Electric Co.	United States	39,751	$ 1,395,658
Hutchison Whampoa, Ltd.	Hong Kong	30,000	266,239
Orkla ASA	Norway	10,300	527,720

			2,189,617

Machinery 2.5%
Caterpillar, Inc.	United States	12,330	748,554
Ingersoll-Rand Co., Ltd., Class A	Bermuda	17,874	656,155
Paccar, Inc.	United States	14,292	846,229
Volvo AB, Class B (p)	Sweden	19,300	1,206,334

			3,457,272

Marine 1.0%
Nippon Yusen Kabushiki Kaisha (p)	Japan	130,000	843,946
Orient Overseas International, Ltd.	Bermuda	125,200	546,300

			1,390,246

Road & Rail 1.1%
Central Japan Railway Co.	Japan	56	603,515
CSX Corp.	United States	24,404	870,491

			1,474,006

Trading Companies & Distributors 1.1%
Mitsui & Co., Ltd.	Japan	41,000	560,040
Sumitomo Corp.	Japan	75,000	986,614

			1,546,654

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 1.5%
Cisco Systems, Inc. *	United States	41,807	1,008,803
L.M. Ericsson Telephone Co., Ser. B	Sweden	169,900	644,460
Motorola, Inc.	United States	12,275	283,062
QUALCOMM, Inc.	United States	3,542	128,893

			2,065,218

Computers & Peripherals 2.4%
Apple Computer, Inc. *	United States	2,917	236,510
Dell, Inc. *	United States	7,736	188,217
Hewlett-Packard Co.	United States	33,851	1,311,388
International Business Machines Corp.	United States	14,096	1,301,484
Lexmark International, Inc., Class A *	United States	5,074	322,655

			3,360,254

Electronic Equipment & Instruments 0.5%
Hitachi, Ltd.	Japan	76,000	438,781
Jabil Circuit, Inc.	United States	7,982	229,163

			667,944

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.2%
Google, Inc., Class A *	United States	513	$ 244,388

IT Services 1.4%
Accenture, Ltd., Class A	Bermuda	15,808	520,241
Capgemini SA (p)	France	5,140	291,894
Computer Sciences Corp. *	United States	7,681	405,941
Fiserv, Inc. *	United States	9,920	490,048
Indra Sistemas SA	Spain	11,970	265,794

			1,973,918

Office Electronics 0.8%
Canon, Inc.	Japan	10,200	547,013
Neopost	France	1,945	237,786
Xerox Corp. *	United States	14,547	247,299

			1,032,098

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	United States	13,706	291,527
ASM Pacific Technology, Ltd. (p)	Cayman Islands	32,000	165,951
Fujitsu, Ltd. (p)	Japan	46,000	375,349
Intel Corp.	United States	29,667	633,094
Texas Instruments, Inc.	United States	18,883	569,889
Tokyo Electron, Ltd. (p)	Japan	3,800	284,070

			2,319,880

Software 2.2%
Cadence Design Systems, Inc. *	United States	13,040	232,895
Microsoft Corp.	United States	65,268	1,873,844
Oracle Corp. *	United States	36,341	671,218
The Sage Group plc	United Kingdom	50,400	230,701

			3,008,658

MATERIALS 5.8%
Chemicals 1.1%
BASF AG	Germany	4,000	351,825
Koninklijke DSM NV	Netherlands	13,000	592,427
Lyondell Chemical Co.	United States	23,429	601,422

			1,545,674

Construction Materials 0.4%
Lafarge SA	France	3,680	494,513

Metals & Mining 4.3%
Anglo American plc	United Kingdom	26,300	1,185,799
BHP Billiton, Ltd.	United Kingdom	40,341	777,867
JFE Holdings, Inc. (p)	Japan	8,000	321,601
NuCor Corp.	United States	10,453	610,560
Phelps Dodge Corp.	United States	7,474	750,240

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Sumitomo Metal Industries, Ltd.	Japan	143,000	$ 538,169
Teck Cominco, Ltd.	Canada	6,500	478,442
ThyssenKrupp AG	Germany	32,800	1,217,222

			5,879,900

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	United States	18,983	650,168
BCE, Inc.	Canada	13,500	379,610
BT Group plc	United Kingdom	141,100	748,807
Deutsche Telekom AG	Germany	13,954	241,468
Koninklijke KPN NV	Netherlands	50,610	676,215
Telefonica SA (p)-	Spain	22,000	423,937
Verizon Communications, Inc.	United States	33,196	1,228,252

			4,348,457

Wireless Telecommunication Services 1.3%
NTT DoCoMo, Inc. (p)	Japan	217	332,233
Telus Corp. (p)	Canada	6,240	357,841
Vodafone Group plc	United Kingdom	416,413	1,072,174

			1,762,248

UTILITIES 4.3%
Electric Utilities 2.8%
E.ON AG	Germany	6,700	803,719
Endesa SA	Spain	5,600	248,267
Enel SpA (p)	Italy	90,600	869,456
FirstEnergy Corp.	United States	8,736	514,114
Fortum Oyj	Finland	15,100	415,111
ScottishPower plc	United Kingdom	49,300	617,650
Tokyo Electric Power Co., Inc.	Japan	12,000	348,972

			3,817,289

Independent Power Producers & Energy Traders 0.5%
TXU Corp.	United States	9,864	622,714

Multi-Utilities 1.0%
CenterPoint Energy, Inc.	United States	32,942	509,942
PG&E Corp.	United States	11,342	489,294
SUEZ (p)	France	9,900	442,944

			1,442,180

Total Common Stocks (cost $101,805,029)			134,922,092

EXCHANGE TRADED FUND 0.5%
iShares MSCI Emerging Markets Index (cost $715,139)	United States	7,000	725,200

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006

		Principal
	Country	Amount	Value

SHORT-TERM INVESTMENTS 12.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.78%, 11/09/2006 ƒ †	United States	$ 125,000	$ 124,862

		Shares	Value

MUTUAL FUND SHARES 12.0%
Evergreen Prime Cash Management Money Market Fund ø (p) (p)	United States	16,504,494	16,504,494

Total Short-Term Investments (cost $16,629,356)			16,629,356

Total Investments (cost $119,149,524) 110.8%			152,276,648
Other Assets and Liabilities (10.8%)			(14,854,701)

Net Assets 100.0%			$ 137,421,947

(p)   All or a portion of this security is on loan.

*    Non-income producing security

ƒ    All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

†    Rate shown represents the yield to maturity at date of purchase.

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p) (p)  Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:

United States	46.3%	Switzerland	1.3%
United Kingdom	13.5%	Cayman Islands	1.0%
Japan	12.0%	Spain	1.0%
France	6.9%	Australia	0.8%
Netherlands	3.4%	Finland	0.6%
Germany	2.8%	Denmark	0.5%
Italy	2.1%	Hong Kong	0.4%
Bermuda	1.8%	Singapore	0.4%
Canada	1.7%	Belgium	0.4%
Norway	1.7%
Sweden	1.4%		100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2006:

Financials	27.1%
Information Technology	10.8%
Consumer Discretionary	10.7%
Health Care	10.3%
Industrials	9.8%
Energy	8.7%
Consumer Staples	7.5%
Materials	5.8%
Telecommunication Services	4.5%
Utilities	4.3%
Other	0.5%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $102,645,030) including $15,799,460 of securities
loaned	$135,772,154
Investments in affiliated money market fund, at value (cost $16,504,494)	16,504,494

Total investments	152,276,648
Cash	59,609
Foreign currency, at value (cost $43,627)	44,194
Receivable for securities sold	5,447,896
Receivable for Fund shares sold	12,501
Dividends receivable	173,184
Receivable for daily variation margin on open futures contracts	1,359
Receivable for securities lending income	7,436
Prepaid expenses and other assets	16,898

Total assets	158,039,725

Liabilities
Payable for securities purchased	3,815,055
Payable for Fund shares redeemed	233,687
Payable for securities on loan	16,504,494
Advisory fee payable	2,253
Distribution Plan expenses payable	1,759
Due to other related parties	1,088
Accrued expenses and other liabilities	59,442

Total liabilities	20,617,778

Net assets	$137,421,947

Net assets represented by
Paid-in capital	$93,943,184
Undistributed net investment income	717,665
Accumulated net realized gains on investments	9,625,182
Net unrealized gains on investments	33,135,916

Total net assets	$137,421,947

Net assets consists of
Class A	$100,121,964
Class B	16,703,103
Class C	17,484,460
Class I	3,112,420

Total net assets	$137,421,947

Shares outstanding (unlimited number of shares authorized)
Class A	5,220,321
Class B	933,380
Class C	978,930
Class I	157,976

Net asset value per share
Class A	$19.18
Class A — Offering price (based on sales charge of 5.75%)	$20.35
Class B	$17.90
Class C	$17.86
Class I	$19.70

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $177,572)	$3,477,899
Income from affiliates	107,864
Interest	7,259

Total investment income	3,593,022

Expenses
Advisory fee	1,225,036
Distribution Plan expenses
Class A	297,014
Class B	204,974
Class C	182,936
Administrative services fee	140,053
Transfer agent fees	646,835
Trustees’ fees and expenses	2,471
Printing and postage expenses	52,774
Custodian and accounting fees	125,752
Registration and filing fees	59,035
Professional fees	24,499
Other	6,434

Total expenses	2,967,813
Less: Expense reductions	(2,785)
Fee waivers	(125,867)

Net expenses	2,839,161

Net investment income	753,861

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	17,839,685
Foreign currency related transactions	8,044
Futures contracts	(9,833)

Net realized gains on investments	17,837,896
Net change in unrealized gains or losses on investments	7,117,533

Net realized and unrealized gains or losses on investments	24,955,429

Net increase in net assets resulting from operations	$25,709,290

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment income		$753,861		$489,300
Net realized gains on investments		17,837,896		22,975,093
Net change in unrealized gains or losses
on investments		7,117,533		(4,576,028)

Net increase in net assets resulting from
operations		25,709,290		18,888,365

Distributions to shareholders from
Net investment income
Class A		(722,419)		0
Class I		(33,790)		0

Total distributions to shareholders		(756,209)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	119,412	2,103,089	136,822	2,116,027
Class B	53,843	895,221	51,109	741,536
Class C	36,702	620,259	19,880	289,172
Class I	1,158	21,842	3,395	53,837

		3,640,411		3,200,572

Net asset value of shares issued in
reinvestment of distributions
Class A	41,142	689,128	0	0
Class I	1,289	22,112	0	0

		711,240		0

Automatic conversion of Class B shares
to Class A shares
Class A	366,631	6,429,886	584,554	9,065,799
Class B	(391,863)	(6,429,886)	(624,231)	(9,065,799)

		0		0

Payment for shares redeemed
Class A	(1,266,091)	(22,302,228)	(1,919,332)	(29,762,991)
Class B	(382,940)	(6,273,623)	(672,622)	(9,753,019)
Class C	(335,929)	(5,541,363)	(577,772)	(8,361,956)
Class I	(51,820)	(900,271)	(79,544)	(1,260,811)

		(35,017,485)		(49,138,777)

Net decrease in net assets resulting
from capital share transactions		(30,665,834)		(45,938,205)

Total decrease in net assets		(5,712,753)		(27,049,840)
Net assets
Beginning of period		143,134,700		170,184,540

End of period	$ 137,421,947		$ 143,134,700

Undistributed net investment income	$ 717,665		$ 709,565

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

22

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

23

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to passive foreign investment companies. During the year ended October 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 10,448
Accumulated net realized gains on investments	(10,448)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2006, EIMC waived its advisory fee in the amount of $125,867.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $2,972 from the sale of Class A shares and $38,227 and $412 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $59,697,573 and $88,965,376, respectively, for the year ended October 31, 2006.

At October 31, 2006, the Fund had open long futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	October 31, 2006	Gain (Loss)

December 2006	17 S&P 500 Index
	E-mini	$ 1,167,021	$ 1,175,720	$ 8,699
December 2006	7 DJ Euro Stoxx
	50 Index	280,531	280,925	394
December 2006	2 FTSE	122,896	122,732	(164)

During the year ended October 31, 2006, the Fund loaned securities to certain brokers and earned $72,781 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At October 31, 2006, the value of securities on loan and the value of collateral amounted to $15,799,460 and $16,504,494, respectively.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $119,225,062. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,783,914 and $1,732,328, respectively, with a net unrealized appreciation of $33,051,586.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

25

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 717,250	$ 9,709,419	$ 33,052,094

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid for the year ended October 31, 2006 was $756,209 of ordinary income. No distributions were paid for the year ended October 31, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended October 31, 2006, the Fund had no borrowings.

26

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including

27

NOTES TO FINANCIAL STATEMENTS continued

Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measure-

28

NOTES TO FINANCIAL STATEMENTS continued

ments and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

Long-term
Capital
Gains

Class A	$ 1.3518
Class B	1.3518
Class C	1.3518
Class I	1.3518

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.1269
Class I	0.1852

These distributions are not reflected in the accompanying financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Large Cap Equity Fund, a series of Evergreen International Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Large Cap Equity Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through foreign taxes that have been withheld at the fund level to its shareholders so that they may take a foreign tax credit. For the year ended October 31, 2006, the total amount of foreign taxes that are expected to be passed through to shareholders was $177,572 on foreign source income of $2,197,608. Complete information regarding the Fund’s foreign tax credit pass through to shareholders for 2006, will be reported in conjunction with Form 1099-DIV.

31

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Global Large Cap Equity Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

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ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In

33

ADDITIONAL INFORMATION (unaudited) continued

addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

34

ADDITIONAL INFORMATION (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that Evergreen’s Global Structured Products team had assumed responsibility for the Fund in the fourth quarter of 2004 and that recent relative performance has shown improvement.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. The Trustees noted that EIMC had agreed to a voluntary waiver of its advisory fee in an amount necessary to keep the Fund’s total expenses in the third quintile of its Lipper peer group. The Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

564342 rv4 12/2006

Evergreen International Equity Fund

Evergreen

INTERNATIONAL EQUITY FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen International Equity Fund, covering the twelvemonth period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within specific markets and sectors. The

1

LETTER TO SHAREHOLDERS continued

team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

• Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

3

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gilman C. Gunn

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

Average annual return*

1-year with sales charge	16.35%	17.57%	21.50%	N/A	N/A

1-year w/o sales charge	23.46%	22.57%	22.50%	23.77%	23.16%

5-year	12.53%	12.83%	13.07%	14.22%	13.38%

10-year	8.65%	8.63%	8.63%	9.53%	8.78%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher.

The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I, and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 23.46% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the MSCI EAFE Free returned 27.52%.

The fund seeks to achieve long-term growth of capital and secondarily, modest income.

International equities outperformed U.S. stocks during the twelve-month period, as the global economy experienced persistent growth. The robust development in emerging markets, led by China, created a strong demand for goods and services from more developed nations. While the fund produced strong results, it nevertheless trailed the benchmark, due in part to a de-emphasis on industrial stocks during the second half of the fiscal year, when the portfolio was positioned for a moderation in economic growth.

Three asset allocation decisions had a significant impact on performance during the period. In the first quarter of 2006 we became concerned about high stock valuations in Japan and therefore moved to an underweight position. This helped performance, as Japan underperformed other international markets. Near the end of the first quarter of 2006, we decided to underweight our position in industrials stocks, based on our opinion that global economic activity would begin to moderate. Finally, in the second quarter of 2006, we chose to increase the defensive posture of the portfolio as we were concerned about the effects of a potential stall in growth within the U.S. and its ripple effect internationally. However, two factors subsequently developed to undermine this new positioning. First, world energy prices peaked in July, then receded through the end of the fiscal year. The second was the U.S. Federal Reserve’s moves to leave short-term interest rates in the U.S. unchanged for the remainder of the fiscal year. These two events allayed fears of a global economic downturn and led to a revived optimism about the sustainability of the general economic expansion. As a consequence, the fund’s de-emphasis of industrial stocks in favor of more defensive sectors tended to hold back results.

In terms of country allocations, our decision to underweight the Japanese market had positive effects on performance. However, we had disappointing results from selections in the United Kingdom, as investments in integrated oil corporation BP, telecommunications company Vodafone, and GlaxoSmithKline, a leading pharmaceutical company, underperformed.

By sector, our selections in information technology proved particularly successful. One of the top contributors was the video game company Nintendo. Also supporting performance were our investments in real-estate companies, like IVG, British Land and Mitsubishi Real Estate. Our investments in financials, particularly in Japan, tended to detract from performance, and we have reduced participation in these areas.

Four stocks highlight the types of companies that we focused on at the end of the fiscal year. The first is Toyota, whose stock continued to sell at a reasonable valuation for a high-quality company with strong growth potential. The second stock is German-based SAP, a high quality company in the enterprise resource market. It has an impressive client list in different countries and sectors, and has been very successful in improving its margins. The third is Alstom, a French industrial company that is well- positioned to benefit from the global need for additional power and mass transportation infrastructure. The fourth is Ericsson, the Swedish telecommunications equipment company, whose leadership in wireless communications infrastructure gives it a significant advantage as emerging markets develop more extensive mobile phone systems and industrialized nations adopt new generations of wireless technology.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of October 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,003.60	$ 5.15
Class B	$ 1,000.00	$ 1,000.00	$ 8.67
Class C	$ 1,000.00	$ 1,000.00	$ 8.67
Class I	$ 1,000.00	$ 1,005.36	$ 3.64
Class R	$ 1,000.00	$ 1,001.82	$ 6.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$ 5.19
Class B	$ 1,000.00	$ 1,016.53	$ 8.74
Class C	$ 1,000.00	$ 1,016.53	$ 8.74
Class I	$ 1,000.00	$ 1,021.58	$ 3.67
Class R	$ 1,000.00	$ 1,019.06	$ 6.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.72% for Class B, 1.72% for Class C, 0.72% for Class I and 1.22% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.65	$ 8.15	$ 7.06	$ 5.89	$6.47

Income from investment operations
Net investment income (loss)	0.23[1]	0.10	0.05[1]	0.08[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.93	1.50	1.11	1.14	(0.60)
Total from investment operations	2.16	1.60	1.16	1.22	(0.53)

Distributions to shareholders from
Net investment income	(0.24)	(0.10)	(0.07)	(0.05)	(0.05)
Net realized gains	(0.42)	0	0	0	0
Total distributions to shareholders	(0.66)	(0.10)	(0.07)	(0.05)	(0.05)

Net asset value, end of period	$11.15	$ 9.65	$ 8.15	$ 7.06	$5.89

Total return[2]	23.46%	19.83%	16.60%	20.89%	(8.27%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 615	$ 476	$ 285	$ 178	$ 195
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.03%	1.07%	1.13%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.03%	1.07%	1.13%	1.12%
Net investment income (loss)	2.23%	1.48%	0.68%	1.26%	1.11%
Portfolio turnover rate	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.38	$ 7.93	$ 6.88	$ 5.74	$6.33

Income from investment operations
Net investment income (loss)	0.16[1]	0.07	0[1]	0.02[1]	0.02[1]
Net realized and unrealized gains or losses on investments	1.87	1.44	1.08	1.12	(0.57)
Total from investment operations	2.03	1.51	1.08	1.14	(0.55)

Distributions to shareholders from
Net investment income	(0.17)	(0.06)	(0.03)	0	(0.04)
Net realized gains	(0.42)	0	0	0	0
Total distributions to shareholders	(0.59)	(0.06)	(0.03)	0	(0.04)

Net asset value, end of period	$10.82	$ 9.38	$ 7.93	$ 6.88	$5.74

Total return[2]	22.57%	19.05%	15.82%	19.86%	(8.75%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 70	$ 57	$ 47	$ 38	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.73%	1.77%	1.85%	1.87%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.73%	1.77%	1.85%	1.87%
Net investment income (loss)	1.54%	0.80%	(0.04%)	0.37%	0.29%
Portfolio turnover rate	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.39	$ 7.94	$ 6.88	$ 5.74	$6.33

Income from investment operations
Net investment income (loss)	0.16[1]	0.07	0[1]	0.03[1]	0.02[1]
Net realized and unrealized gains or losses on investments	1.86	1.43	1.09	1.11	(0.57)
Total from investment operations	2.02	1.50	1.09	1.14	(0.55)

Distributions to shareholders from
Net investment income	(0.17)	(0.05)	(0.03)	0	(0.04)
Net realized gains	(0.42)	0	0	0	0
Total distributions to shareholders	(0.59)	(0.05)	(0.03)	0	(0.04)

Net asset value, end of period	$10.82	$ 9.39	$ 7.94	$ 6.88	$5.74

Total return[2]	22.50%	19.00%	15.92%	19.86%	(8.75%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 99	$ 74	$ 58	$ 52	$ 44
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.73%	1.77%	1.85%	1.87%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.73%	1.77%	1.85%	1.87%
Net investment income (loss)	1.55%	0.77%	(0.05%)	0.44%	0.33%
Portfolio turnover rate	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.74	$ 8.21	$ 7.11	$ 5.93	$6.49

Income from investment operations
Net investment income (loss)	0.26	0.16[1]	0.07[1]	0.09[1]	0.09[1]
Net realized and unrealized gains or losses on investments	1.94	1.49	1.13	1.15	(0.60)
Total from investment operations	2.20	1.65	1.20	1.24	(0.51)

Distributions to shareholders from
Net investment income	(0.26)	(0.12)	(0.10)	(0.06)	(0.05)
Net realized gains	(0.42)	0	0	0	0
Total distributions to shareholders	(0.68)	(0.12)	(0.10)	(0.06)	(0.05)

Net asset value, end of period	$11.26	$ 9.74	$ 8.21	$ 7.11	$5.93

Total return	23.77%	20.29%	16.98%	21.19%	(7.90%)

Ratios and supplemental data
Net assets, end of period (millions)	$2,403	$2,006	$1,559	$1,173	$ 677
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.73%	0.77%	0.84%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.73%	0.77%	0.84%	0.88%
Net investment income (loss)	2.52%	1.78%	0.96%	1.40%	1.33%
Portfolio turnover rate	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS R	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.57	$ 8.00	$ 6.88	$6.97

Income from investment operations
Net investment income (loss)	0.21[2]	0.11[2]	0.01	0[2]
Net realized and unrealized gains or losses on investments	1.90	1.46	1.11	(0.09)
Total from investment operations	2.11	1.57	1.12	(0.09)

Distributions to shareholders from
Net investment income	(0.24)	0	0	0
Net realized gains	(0.42)	0	0	0
Total distributions to shareholders	(0.66)	0	0	0

Net asset value, end of period	$11.02	$ 9.57	$ 8.00	$6.88

Total return	23.16%	19.63%	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,694	$1,958	$ 434	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.22%	1.23%	1.28%	0.95%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.22%	1.23%	1.28%	0.95%[3]
Net investment income (loss)	2.02%	1.21%	0.89%	(1.83%)[3]
Portfolio turnover rate	80%	58%	72%	141%

1 For the period from October 10, 2003 (commencem ent of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

October 31, 2006

	Country	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B	France	202,472	$16,510,777
Continental AG	Germany	38,768	4,334,893

			20,845,670

Automobiles 1.5%
Toyota Motor Corp.	Japan	830,100	49,203,207

Hotels, Restaurants & Leisure 1.1%
Ladbrokes plc	United Kingdom	874,356	6,812,210
Sodexho Alliance SA	France	515,234	27,668,266

			34,480,476

Household Durables 1.3%
Koninklijke Philips Electronics NV	Netherlands	670,130	23,406,450
Sharp Corp.	Japan	714,000	12,733,097
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	1,745,873	6,774,850

			42,914,397

Media 2.5%
Axel Springer Verlag AG +	Germany	19,766	3,024,403
Edipresse SA +	Switzerland	2,795	1,279,089
Grupo Televisa SA de CV	Mexico	314,146	7,753,123
Lagardere Groupe	France	57,088	4,105,258
PagesJaunes SA	France	221,597	6,639,932
Television Broadcasts, Ltd.	Hong Kong	2,190,000	12,595,751
Toho Co., Ltd.	Japan	246,100	4,651,935
Vivendi Universal	France	1,092,300	41,358,157

			81,407,648

Multi-line Retail 0.9%
Isetan Co., Ltd.	Japan	260,100	4,582,868
Lotte Shopping Co.	South Korea	4,650	1,761,700
NEXT plc	United Kingdom	367,777	13,187,125
Takashimaya Co., Ltd.	Japan	535,000	7,861,524

			27,393,217

Specialty Retail 0.9%
Inditex SA	Spain	277,630	13,271,984
Lindex AB	Sweden	433,100	5,770,870
Yamada Denki Co., Ltd.	Japan	104,300	10,384,057

			29,426,911

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	239,852	12,016,980
Christian Dior SA	France	188,670	20,152,550
Geox SpA	Italy	600,940	7,952,644

			40,122,174

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 12.0%
Beverages 4.4%
Diageo plc	United Kingdom	3,080,485	$56,989,986
Foster’s Group, Ltd.	Australia	1,387,275	6,929,719
Heineken NV	Netherlands	855,709	38,777,380
Scottish & Newcastle plc	United Kingdom	2,730,549	29,372,222
Wolverhampton & Dudley Breweries plc	United Kingdom	287,150	7,979,508

			140,048,815

Food & Staples Retailing 1.3%
Carrefour SA	France	647,915	39,473,182
Controladora Comercial Mexicana SA de CV	Mexico	1,558,100	3,160,294

			42,633,476

Food Products 3.4%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	4,513	9,861,922
Cresud S.A.C.I.F., ADR	Argentina	201,465	2,949,448
Ezaki Glico Co., Ltd.	Japan	491,000	4,716,187
Lotte Confectionery Co., Ltd.	South Korea	3,234	3,926,240
Nestle SA	Switzerland	252,544	86,324,205

			107,778,002

Household Products 0.4%
Kao Corp.	Japan	467,000	12,262,669

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	483,000	9,419,151

Tobacco 2.2%
British American Tobacco plc	United Kingdom	1,761,044	47,996,565
Japan Tobacco, Inc.	Japan	2,046	8,924,945
Swedish Match AB	Sweden	916,445	14,653,478

			71,574,988

ENERGY 6.8%
Oil, Gas & Consumable Fuels 6.8%
BP plc	United Kingdom	6,639,532	73,826,748
ENI SpA	Italy	930,553	28,061,219
Mol Magyar Olaj-es Gazipari, GDR	Hungary	33,048	3,296,538
Petroleo Brasileiro SA, ADR	Brazil	130,346	11,569,511
Statoil ASA	Norway	654,700	16,546,482
Total SA	France	1,218,929	82,521,192

			215,821,690

FINANCIALS 30.7%
Capital Markets 2.8%
Compagnie Nationale a Portefeuille	Belgium	10,737	3,925,629
Deutsche Bank AG	Germany	458,954	57,755,296
UBS AG	Switzerland	454,222	27,143,358

			88,824,283

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 14.1%
ABN AMRO Holding NV	Netherlands	836,450	$24,390,903
Anglo Irish Bank Corp. plc – Dublin Exchange	Ireland	1,072,419	19,228,372
Banco Bilbao Vizcaya Argentaria SA	Spain	132,523	3,199,736
Banco do Brasil SA	Brazil	133,900	3,244,584
Banco Macro Bansud SA, ADR	Argentina	166,652	3,768,002
Banco Santander Central Hispano SA	Spain	1,186,158	20,525,981
BanColombia SA, ADR	Colombia	50,706	1,550,082
Bangkok Bank	Thailand	531,800	1,738,619
Bank of Yokohama, Ltd.	Japan	2,645,000	20,451,439
BNP Paribas SA	France	506,365	55,669,927
Chinatrust Financial Holding Co., Ltd.	Taiwan	12,457,760	9,045,547
Credit Suisse Group	Switzerland	51,518	3,107,613
Danske Bank AS	Denmark	78,600	3,296,980
DBS Group Holdings, Ltd.	Singapore	795,000	10,398,154
HBOS plc	United Kingdom	642,102	13,311,938
HSBC Holdings plc – Hong Kong Exchange	United Kingdom	1,013,511	19,122,358
HSBC Holdings plc – London Exchange	United Kingdom	2,161,433	40,976,596
ICICI Bank, Ltd., ADR	India	147,396	5,180,969
Industrial & Commercial Bank of China, Ltd. *	China	2,668,000	1,193,306
Kookmin Bank	South Korea	20,000	1,589,727
Lloyds TSB Group plc	United Kingdom	2,361,000	25,194,387
Mitsubishi UFJ Financial Group, Inc.	Japan	1,268	15,942,864
Mizuho Financial Group, Inc.	Japan	2,700	21,038,361
National Australia Bank, Ltd.	Australia	335,378	9,916,624
Royal Bank of Scotland Group plc	United Kingdom	2,011,683	71,671,111
Standard Chartered plc	United Kingdom	116,069	3,265,247
Sumitomo Mitsui Financial Group	Japan	1,648	18,042,510
Sumitomo Trust & Banking Co., Ltd.	Japan	688,000	7,402,848
The Chiba Bank, Ltd.	Japan	1,283,000	11,500,526
Unicredito Italian SpA	Italy	743,342	6,161,260

			451,126,571

Consumer Finance 0.2%
Orix Corp.	Japan	22,330	6,293,234

Diversified Financial Services 4.0%
Fortis	Belgium	75,580	3,172,287
Groupe Bruxelles Lambert SA	Belgium	162,475	17,883,287
Guoco Group, Ltd. +	Bermuda	1,531,000	18,486,678
IFIL Investments SpA	Italy	2,128,755	15,960,086
ING Groep NV	Netherlands	991,346	43,911,833
Instituto Finanziario Industriale SpA *	Italy	403,713	11,014,940
Pargesa Holdings SA	Switzerland	148,068	14,207,192
Sampo Oyj, Class A	Finland	176,600	3,826,750

			128,463,053

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.4%
Allianz AG	Germany	96,244	$17,860,742
Amlin plc	United Kingdom	1,151,897	6,618,330
Aviva plc	United Kingdom	213,516	3,156,021
AXA SA	France	243,033	9,257,874
Baloise-Holding AG	Switzerland	147,446	14,111,935
Catlin Group, Ltd.	Bermuda	817,573	7,808,277
CNP Assurances	France	224,149	23,584,635
Irish Life & Permanent plc – Dublin Exchange	Ireland	738,754	18,148,146
Irish Life & Permanent plc – London Exchange	Ireland	318,594	7,826,544
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,933,000	24,056,066
Old Mutual plc	United Kingdom	974,828	3,151,414
Prudential plc	United Kingdom	531,622	6,514,541
Sompo Japan Insurance, Inc.	Japan	589,000	7,838,892
Swiss Reinsurance Co.	Switzerland	209,623	17,196,723
TrygVesta AS *	Denmark	71,405	4,615,016

			171,745,156

Real Estate Management & Development 4.2%
Brascan Residential *	Brazil	106,200	849,699
British Land Co. plc	United Kingdom	1,422,603	40,563,240
Chinese Estates (Holdings), Ltd.	Bermuda	7,338,000	8,799,262
Hysan Development Co., Ltd.	Hong Kong	4,948,000	12,464,437
IRSA-Inversiones y Representaciones SA, GDR *	Argentina	400,975	5,762,011
IVG Immobilien AG	Germany	840,131	30,266,317
Mitsubishi Estate Co., Ltd.	Japan	370,000	8,861,139
Patrizia Immobilien AG *	Germany	172,586	4,400,507
Shun Tak Holdings, Ltd.	Hong Kong	6,114,000	8,078,030
Tokyo Tatemono Co., Ltd.	Japan	1,055,000	12,597,015

			132,641,657

HEALTH CARE 4.3%
Health Care Equipment & Supplies 0.2%
Smith & Nephew plc	United Kingdom	508,079	4,963,876

Pharmaceuticals 4.1%
AstraZeneca plc	United Kingdom	192,356	11,365,665
GlaxoSmithKline plc	United Kingdom	891,942	23,816,195
Novartis AG	Switzerland	514,504	31,242,250
Roche Holding AG	Switzerland	287,618	50,359,463
Teva Pharmaceutical Industries, Ltd., ADR	Israel	455,115	15,005,142

			131,788,715

INDUSTRIALS 8.5%
Aerospace & Defense 0.7%
BAE Systems plc	United Kingdom	1,775,615	14,206,545
Thales SA	France	172,439	7,968,301

			22,174,846

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.1%
Sinotrans, Ltd.	China	14,639,000	$5,004,722

Building Products 1.0%
Assa Abloy AB, Class B	Sweden	470,600	9,055,638
Compagnie de Saint-Gobain SA	France	307,230	22,642,131

			31,697,769

Commercial Services & Supplies 0.1%
USG People NV	Netherlands	57,774	2,363,729

Construction & Engineering 0.7%
Bilfinger Berger AG	Germany	210,342	13,110,020
Koninklijke Boskalis Westminster NV	Netherlands	44,293	3,233,202
Okumura Corp.	Japan	1,440,000	7,279,134

			23,622,356

Electrical Equipment 2.2%
Alstom SA *	France	350,501	32,339,199
Carbone Lorraine SA	France	81,984	4,563,693
Mitsubishi Electric Corp.	Japan	1,904,000	16,611,042
Schneider Electric SA	France	149,039	15,481,963

			68,995,897

Industrial Conglomerates 2.0%
Far Eastern Textile, Ltd.	Taiwan	3,285,024	2,488,954
Fraser & Neave, Ltd.	Singapore	3,712,000	10,566,955
Keppel Corp., Ltd.	Singapore	2,307,000	23,370,264
Siemens AG	Germany	308,067	27,716,347

			64,142,520

Machinery 1.2%
Fanuc, Ltd.	Japan	77,800	6,754,223
Heidelberger Druckmaschinen AG	Germany	112,652	5,126,512
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	896,000	3,019,493
KCI Konecranes International Oyj	Finland	193,200	4,161,801
Komatsu, Ltd.	Japan	419,000	7,561,818
THK Co., Ltd.	Japan	460,100	11,707,629

			38,331,476

Road & Rail 0.3%
Central Japan Railway Co.	Japan	826	8,901,852

Transportation Infrastructure 0.2%
Macquarie Airports	Australia	1,335,588	3,320,251
Macquarie Infrastructure Group	Australia	1,209,181	3,165,201
Sydney Roads Group *	Australia	403,060	355,851

			6,841,303

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.5%
L.M. Ericsson Telephone Co., Ser. B	Sweden	4,190,000	$15,893,403

Computers & Peripherals 0.0%
Ingenico SA *	France	46,796	1,082,700

Electronic Equipment & Instruments 0.1%
Barco NV	Belgium	33,507	2,758,017

IT Services 0.1%
Altran Technologies SA *	France	496,497	4,663,330

Office Electronics 2.1%
Canon, Inc.	Japan	698,500	37,459,650
Neopost	France	234,199	28,632,037

			66,091,687

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co., Ltd.	South Korea	9,190	5,958,920
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,577,000	2,892,273
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	995,623	9,657,543
Tokyo Electron, Ltd.	Japan	67,900	5,075,875
United Microelectronics Corp.	Taiwan	25,828,000	14,404,973

			37,989,584

Software 3.5%
Dassault Systemes SA	France	336,980	18,388,382
Nintendo Co., Ltd.	Japan	239,800	49,061,421
SAP AG	Germany	164,545	32,732,319
Square Enix Co., Ltd.	Japan	419,100	10,503,041

			110,685,163

MATERIALS 8.6%
Chemicals 3.4%
Akzo Nobel NV	Netherlands	255,459	14,324,615
BASF AG	Germany	181,764	16,019,027
Bayer AG	Germany	121,587	6,121,190
Hitachi Chemical Co., Ltd.	Japan	287,100	7,440,559
Lonza Group AG	Switzerland	288,452	22,271,598
Sanyo Chemical Industries, Ltd.	Japan	528,000	3,585,785
Sumitomo Bakelite Co., Ltd.	Japan	512,000	3,884,395
Sumitomo Chemical Co., Ltd.	Japan	909,000	6,484,249
Tokuyama Corp.	Japan	246,000	3,097,224
Toray Industries, Inc.	Japan	2,602,000	18,761,374
Umicore SA	Belgium	39,699	6,160,484

			108,150,500

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	361,354	$11,108,022
CRH plc – London Exchange	Ireland	277,862	9,793,874
Imerys	France	114,187	9,865,226

			30,767,122

Containers & Packaging 0.3%
Rexam plc	United Kingdom	1,017,940	11,464,360

Metals & Mining 3.9%
Anglo American plc	United Kingdom	103,942	4,686,474
Barrick Gold Corp.	Canada	752,269	23,320,339
BHP Billiton, Ltd.	United Kingdom	2,136,898	41,204,312
Companhia Vale do Rio Doce, ADR	Brazil	391,063	9,948,643
Evraz Group SA, GDR	Luxembourg	195,139	5,054,100
Impala Platinum Holdings, Ltd.	South Africa	8,749	1,533,936
Meridian Gold, Inc. *	Canada	310,237	7,852,098
Newcrest Mining, Ltd.	Australia	190,975	3,527,429
Polyus Gold Mining Co., ADR *	Russia	112,895	5,328,644
Rio Tinto plc	United Kingdom	419,301	23,127,671

			125,583,646

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 4.7%
BCE, Inc.	Canada	267,500	7,550,979
Chunghwa Telecom Co., Ltd.	Taiwan	10,557,000	18,092,273
Chunghwa Telecom Co., Ltd., ADR	Taiwan	150,586	2,754,212
France Telecom	France	460,897	11,969,334
Koninklijke KPN NV	Netherlands	828,490	11,069,695
KT Corp.	South Korea	64,600	2,930,754
Telefonica SA	Spain	3,854,605	74,277,713
Telenor ASA	Norway	1,291,200	20,389,447

			149,034,407

Wireless Telecommunication Services 2.6%
Bouygues SA	France	248,990	14,514,755
China Unicom, Ltd.	Hong Kong	25,270,000	28,093,656
Sistema JSFC, GDR *	Russia	365,392	9,682,888
Vodafone Group plc	United Kingdom	12,223,031	31,471,713

			83,763,012

UTILITIES 1.9%
Electric Utilities 0.7%
British Energy Group plc *	United Kingdom	405,733	3,253,974
E.ON AG	Germany	65,503	7,857,615
Korea Electric Power Corp.	South Korea	275,930	10,658,868

			21,770,457

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.6%
Tokyo Gas Co., Ltd.	Japan	3,781,000	$19,306,821

Multi-Utilities 0.6%
RWE AG	Germany	214,569	21,202,054

Total Common Stocks (cost $2,431,962,344)			3,123,461,769

PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Dr. Ing. h .c. F. Porsche AG	Germany	6,360	7,414,252

HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG	Germany	168,328	31,577,329

INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	22,459	10,892,246

Total Preferred Stocks (cost $33,621,038)			49,883,827

Total Investments (cost $2,465,583,382) 99.4%			3,173,345,596
Other Assets and Liabilities 0.6%			18,744,220

Net Assets 100.0%			$3,192,089,816

*    Non-income producing security

+    Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations

ADR    American Depository Receipt GDR Global Depository Receipt

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2006

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:

United Kingdom	20.1%
Japan	15.9%
France	15.7%
Germany	9.4%
Switzerland	8.7%
Netherlands	5.1%
Spain	3.5%
Italy	2.2%
Hong Kong	1.9%
Taiwan	1.9%
Ireland	1.7%
Sweden	1.4%
Singapore	1.4%
Canada	1.2%
South Korea	1.2%
Norway	1.1%
Bermuda	1.1%
Belgium	1.1%
Australia	0.9%
Brazil	0.8%
Mexico	0.7%
Russia	0.5%
Israel	0.5%
Argentina	0.4%
Finland	0.2%
Denmark	0.2%
Turkey	0.2%
China	0.2%
India	0.2%
Luxembourg	0.2%
Hungary	0.1%
Thailand	0.1%
Colombia	0.1%
South Africa	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2006:

Financials	30.8%
Consumer Staples	12.1%
Consumer Discretionary	10.5%
Materials	8.7%
Industrials	8.6%
Information Technology	7.9%
Telecommunication Services	7.3%
Energy	6.8%
Health Care	5.3%
Utilities	2.0%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $2,465,583,382)	$3,173,345,596
Cash	96,543
Foreign currency, at value (cost $4,729,473)	4,795,130
Receivable for securities sold	20,525,215
Receivable for Fund shares sold	5,145,152
Dividends receivable	4,146,187
Prepaid expenses and other assets	74,582

Total assets	3,208,128,405

Liabilities
Payable for securities purchased	11,484,123
Payable for Fund shares redeemed	4,020,013
Advisory fee payable	34,410
Distribution Plan expenses payable	9,717
Due to other related parties	8,944
Accrued expenses and other liabilities	481,382

Total liabilities	16,038,589

Net assets	$3,192,089,816

Net assets represented by
Paid-in capital	$2,141,369,367
Undistributed net investment income	97,961,744
Accumulated net realized gains on investments	244,894,761
Net unrealized gains on investments	707,863,944

Total net assets	$3,192,089,816

Net assets consists of
Class A	$615,350,811
Class B	69,620,520
Class C	99,371,220
Class I	2,403,053,078
Class R	4,694,187

Total net assets	$3,192,089,816

Shares outstanding (unlimited number of shares authorized)
Class A	55,190,460
Class B	6,434,900
Class C	9,184,721
Class I	213,453,175
Class R	425,829

Net asset value per share
Class A	$11.15
Class A — Offering price (based on sales charge of 5.75%)	$11.83
Class B	$10.82
Class C	$10.82
Class I	$11.26
Class R	$11.02

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $6,669,454)	$94,290,642
Income from affiliate	2,407,533
Interest	2,438

Total investment income	96,700,613

Expenses
Advisory fee	11,864,924
Distribution Plan expenses
Class A	1,696,359
Class B	659,980
Class C	902,722
Class R	17,661
Administrative services fee	2,970,993
Transfer agent fees	1,946,786
Trustees’ fees and expenses	42,042
Printing and postage expenses	158,999
Custodian and accounting fees	4,051,266
Registration and filing fees	169,321
Professional fees	91,714
Interest expense	5,837
Other	88,650

Total expenses	24,667,254
Less: Expense reductions	(60,106)

Net expenses	24,607,148

Net investment income	72,093,465

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	319,699,715
Foreign currency related transactions	(2,962,885)

Net realized gains on investments	316,736,830
Net change in unrealized gains or losses on investments	224,088,846

Net realized and unrealized gains or losses on investments	540,825,676

Net increase in net assets resulting from operations	$612,919,141

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment income		$72,093,465		$39,350,404
Net realized gains on investments		316,736,830		256,059,648
Net change in unrealized gains or
losses on investments		224,088,846		113,924,109

Net increase in net assets resulting
from operations		612,919,141		409,334,161

Distributions to shareholders
from
Net investment income
Class A		(12,205,448)		(3,798,701)
Class B		(1,047,577)		(332,862)
Class C		(1,415,391)		(391,604)
Class I		(55,567,967)		(23,233,926)
Class R		(74,956)		0
Net realized gains
Class A		(20,561,606)		0
Class B		(2,535,693)		0
Class C		(3,312,929)		0
Class I		(86,093,616)		0
Class R		(123,844)		0

Total distributions to shareholders		(182,939,027)		(27,757,093)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	20,251,712	210,467,794	27,332,350	248,144,412
Class B	2,125,474	21,410,921	2,003,950	17,648,628
Class C	2,628,147	26,583,665	2,374,316	20,974,772
Class I	33,052,437	346,817,677	40,682,931	370,622,076
Class R	360,716	3,675,024	186,057	1,698,274

		608,955,081		659,088,162

Net asset value of shares issued in
reinvestment of distributions
Class A	3,012,476	29,119,859	396,370	3,436,527
Class B	279,669	2,629,257	29,778	252,515
Class C	398,220	3,746,545	37,625	319,060
Class I	7,431,464	72,459,813	1,256,252	10,954,520
Class R	9,184	87,998	0	0

		108,043,472		14,962,622

Automatic conversion of Class B
shares to Class A shares
Class A	396,907	4,103,947	491,513	4,511,081
Class B	(407,864)	(4,103,947)	(504,601)	(4,511,081)

		0		0

Payment for shares redeemed
Class A	(17,731,095)	(184,561,244)	(13,929,877)	(126,603,248)
Class B	(1,621,538)	(16,454,509)	(1,453,631)	(12,785,232)
Class C	(1,692,896)	(17,132,111)	(1,824,068)	(16,143,270)
Class I	(33,027,412)	(349,126,962)	(25,764,556)	(235,663,418)
Class R	(148,582)	(1,507,000)	(35,765)	(319,577)

		(568,781,826)		(391,514,745)

Net increase in net assets resulting
from capital share transactions		148,216,727		282,536,039

Total increase in net assets		578,196,841		664,113,107
Net assets
Beginning of period		2,613,892,975		1,949,779,868

End of period		$3,192,089,816		$2,613,892,975

Undistributed net investment income		$97,961,744		$70,264,389

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

24

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and passive foreign investment companies. During the year ended October 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 25,915,229
Accumulated net realized gains on investments	(25,915,229)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

25

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA International Equity Fund, increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $70,646 from the sale of Class A shares and $94,759 and $11,847 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,453,842,392 and $2,317,833,342, respectively, for the year ended October 31, 2006.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,502,325,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $684,751,633 and $13,731,261, respectively, with a net unrealized appreciation of $671,020,372.

26

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$153,062,653	$226,438,987	$671,218,809

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2006	2005

Ordinary Income	$70,311,339	$ 27,757,093
Long-term Capital Gain	112,627,688	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is

27

NOTES TO FINANCIAL STATEMENTS continued

for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended October 31, 2006, the Fund had average borrowings outstanding of $99,778 at an average rate of 5.85% and paid interest of $5,837.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

28

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

29

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from short-term and long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital	Capital
	Gains	Gains

Class A	$ 0.1967	$ 0.8069
Class B	0.1967	0.8069
Class C	0.1967	0.8069
Class I	0.1967	0.8069
Class R	0.1967	0.8069

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.3095
Class B	0.2293
Class C	0.2367
Class I	0.3411
Class R	0.3017

These distributions are not reflected in the accompanying financial statements.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Equity Fund, a series of Evergreen International Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Equity Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

31

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated capital gain distributions of $112,627,688 for the fiscal year ended October 31, 2006.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through foreign taxes that have been withheld at the fund level to its shareholders so that they may take a foreign tax credit. For the year ended October 31, 2006, the total amount of foreign taxes that are expected to be passed through to shareholders is $6,669,454 on foreign source income of $92,992,446. Complete information regarding the Fund’s foreign tax credit pass through to shareholders for 2006 will be reported in conjunction with Form 1099-DIV.

32

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen International Equity Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

33

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

34

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded,

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ADDITIONAL INFORMATION (unaudited) continued

within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund’s performance had declined recently relative to its peers, but that the Fund’s longer-term performance was favorable. EIMC identified factors contributing to the Fund’s short-term underperformance and expressed confidence in the Fund’s approach and portfolio management team.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

564345 rv4 12/2006

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Emerging Markets Growth Fund, covering the twelve-month period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within specific markets and sectors. The

1

LETTER TO SHAREHOLDERS continued

team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

3

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Jerry Zhang, PhD, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

Average annual return*

1-year with sales charge	38.83%	41.29%	45.29%	N/A

1-year w/o sales charge	47.34%	46.29%	46.29%	47.81%

5-year	28.06%	28.56%	28.66%	29.98%

10-year	10.88%	10.73%	10.74%	11.89%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) and the Consumer Price Index (CPI).

The MSCI EM is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 47.34% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the MSCI EM returned 35.41%.

The fund seeks long-term capital growth.

The fund performed ahead of its benchmark during the fiscal year. Developing economies, including Russia and several South American nations, benefited from the favorable backdrop of historically low interest rates, sustained global economic growth and a boom in commodity prices during the period. At the same time, the economies of China and India grew substantially as trade around the globe accelerated. With this very favorable backdrop, our overweight positions in resource-based nations and individual stock selection drove the fund’s strong performance. In general, sector weightings in the fund were consistent with those of the benchmark, although we did underweight information technology stocks, while placing increased emphasis on the utility and consumer staples sectors in addition to energy.

The top individual performer in the fund was RAO Unified Energy System, the monopoly electric utility in Russia. The stock was selling at a very low valuation when we purchased it. The Russian government subsequently encouraged more investment in the company to build up the country’s power system and the stock price more than doubled. Another major contributor was our investment in Reliance Industries of India, a major diversified industrial company whose underlying value was unlocked when the company was broken up into two parts, one focusing principally on refining and energy and the other concentrating on wireless telecommunications. A third noteworthy performer was Uni-President Enterprises, the largest food company in Taiwan. Its stock had been selling at a low valuation consistent with the market view that the company’s Taiwan operation was a relatively mature enterprise with modest growth prospects. However, the share price more than doubled after company management decided to list its mainland Chinese operations on the Hong Kong exchange and investors better understood the corporation’s growth potential. Other investments supporting results included food company, C.J. Corp of Korea; Samsung Corp. of Korea, a major stockholder of Samsung Electronics; and Grupo Mexico, a holding company whose properties include a copper mining company and a major railroad.

Despite the fund’s strong performance, some investments did detract from results. They included the overweight positions in Telemar Norte, a fixed-line telecommunications company in Brazil and in KT Corp., a Korean telecommunications company. Telemar Norte lagged because of a failed restructuring plan while KT Corp had disappointing revenue growth as it lost market share in broadband. In addition, the underweighting of Hon Hai Precision Company, a Taiwanese electronics manufacturer, also hurt relative performance as it outperformed the market. Although we did have a position in the company, we underweighted it because we were concerned that its stock valuation was high.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of October 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,002.74	$ 10.15
Class B	$ 1,000.00	$ 999.02	$ 13.65
Class C	$ 1,000.00	$ 999.01	$ 13.65
Class I	$ 1,000.00	$ 1,004.45	$ 8.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.07	$ 10.21
Class B	$ 1,000.00	$ 1,011.54	$ 13.74
Class C	$ 1,000.00	$ 1,011.54	$ 13.74
Class I	$ 1,000.00	$ 1,016.59	$ 8.69

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (2.01% for Class A, 2.71% for Class B, 2.71% for Class C and 1.71% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.48	$ 12.60	$ 11.14	$ 7.51	$ 6.72

Income from investment operations
Net investment income (loss)	0.14[1]	0.11[1]	0.01[1]	0.05[1]	0.01[1]
Net realized and unrealized gains or losses on investments	7.01	3.77	1.58	3.58	0.78[2]

Total from investment operations	7.15	3.88	1.59	3.63	0.79

Distributions to shareholders from
Net investment income	(0.13)	0	(0.13)	0	0
Net realized gains	(1.53)	0	0	0	0

Total distributions to shareholders	(1.66)	0	(0.13)	0	0

Net asset value, end of period	$ 21.97	$ 16.48	$ 12.60	$ 11.14	$ 7.51

Total return[3]	47.34%	30.79%	14.39%	48.34%	11.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$102,687	$37,108	$29,040	$28,708	$19,302
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.02%	1.96%	2.07%	1.83%	1.79%
Expenses excluding waivers/reimbursements and expense reductions	2.06%	2.05%	2.12%	2.23%	2.28%
Net investment income (loss)	0.72%	0.73%	0.07%	0.55%	0.14%
Portfolio turnover rate	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.38	$11.84	$10.48	$ 7.11	$ 6.41

Income from investment operations
Net investment income (loss)	0.01[1]	0.01[1]	(0.07)[1]	(0.02)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	6.51	3.53	1.50	3.39	0.75[2]

Total from investment operations	6.52	3.54	1.43	3.37	0.70

Distributions to shareholders from
Net investment income	(0.03)	0	(0.07)	0	0
Net realized gains	(1.53)	0	0	0	0

Total distributions to shareholders	(1.56)	0	(0.07)	0	0

Net asset value, end of period	$ 20.34	$15.38	$11.84	$10.48	$ 7.11

Total return[3]	46.29%	29.90%	13.66%	47.40%	10.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,243	$6,810	$5,071	$4,889	$3,616
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.72%	2.66%	2.77%	2.55%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	2.76%	2.75%	2.82%	2.95%	3.12%
Net investment income (loss)	0.06%	0.08%	(0.62%)	(0.19%)	(0.64%)
Portfolio turnover rate	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.35	$ 11.82	$10.48	$ 7.11	$ 6.42

Income from investment operations
Net investment income (loss)	0.01[1]	0[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	6.49	3.53	1.49	3.40	0.73[2]

Total from investment operations	6.50	3.53	1.42	3.37	0.69

Distributions to shareholders from
Net investment income	(0.05)	0	(0.08)	0	0
Net realized gains	(1.53)	0	0	0	0

Total distributions to shareholders	(1.58)	0	(0.08)	0	0

Net asset value, end of period	$ 20.27	$ 15.35	$11.82	$10.48	$ 7.11

Total return[3]	46.29%	29.86%	13.66%	47.40%	10.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,439	$10,283	$7,860	$5,849	$2,950
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.72%	2.66%	2.77%	2.58%	2.57%
Expenses excluding waivers/reimbursements and expense reductions	2.76%	2.75%	2.82%	2.98%	3.06%
Net investment income (loss)	0.04%	0.03%	(0.61%)	(0.32%)	(0.54%)
Portfolio turnover rate	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.90	$ 12.90	$ 11.39	$ 7.66	$ 6.83

Income from investment operations
Net investment income (loss)	0.19[1]	0.17[1]	0.05[1]	0.08[1]	0.03[1]
Net realized and unrealized gains or losses on investments	7.22	3.84	1.62	3.65	0.80[2]

Total from investment operations	7.41	4.01	1.67	3.73	0.83

Distributions to shareholders from
Net investment income	(0.19)	(0.01)	(0.16)	0	0
Net realized gains	(1.53)	0	0	0	0

Total distributions to shareholders	(1.72)	(0.01)	(0.16)	0	0

Net asset value, end of period	$ 22.59	$ 16.90	$ 12.90	$ 11.39	$ 7.66

Total return	47.81%	31.12%	14.80%	48.69%	12.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$313,391	$324,654	$219,548	$170,243	$136,714
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.71%	1.66%	1.76%	1.54%	1.55%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.75%	1.81%	1.94%	2.04%
Net investment income (loss)	0.95%	1.08%	0.37%	0.88%	0.34%
Portfolio turnover rate	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2006

	Country	Shares	Value

COMMON STOCKS 92.4%
CONSUMER DISCRETIONARY 7.0%
Automobiles 1.8%
Astra International	Indonesia	3,000,000	$ 4,420,011
Hyundai Motor Co., Ltd.	South Korea	44,000	3,576,780
Proton Holdings Berhad	Malaysia	523,500	682,234

			8,679,025

Hotels, Restaurants & Leisure 0.7%
Genting Berhad	Malaysia	261,700	1,916,626
Resorts World Berhad	Malaysia	400,000	1,303,217

			3,219,843

Household Durables 1.2%
Consorcio ARA SA de CV	Mexico	263,700	1,493,750
LG Electronics, Inc.	South Korea	35,000	2,117,160
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	567,000	2,200,240

			5,811,150

Internet & Catalog Retail 0.1%
Gmarket, Inc., ADR	South Korea	35,100	582,660

Media 1.2%
Astro All Asia Networks plc	United Kingdom 800,000		1,090,760
Grupo Televisa SA de CV	Mexico	191,600	4,728,688

			5,819,448

Multi-line Retail 0.7%
Lotte Shopping Co.	South Korea	4,000	1,515,441
SM Investments Corp.	Philippines	319,280	1,793,708

			3,309,149

Specialty Retail 0.7%
Edaran Otomobil Nasional Berhad +	Malaysia	700,000	367,967
JD Group, Ltd.	South Africa	275,000	2,855,663

			3,223,630

Textiles, Apparel & Luxury Goods 0.6%
Cheil Industries, Inc.	South Korea	50,260	2,090,833
Texwinca Holdings, Inc.	Bermuda	1,500,000	983,215

			3,074,048

CONSUMER STAPLES 7.5%
Beverages 0.8%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	25,000	2,417,250
Tsingtao Brewery Co., Ltd.	China	1,134,000	1,576,984

			3,994,234

Food & Staples Retailing 1.1%
C.P. 7- Eleven Public Co., Ltd.	Thailand	10,000,000	1,757,254
Controladora Comercial Mexicana SA de CV	Mexico	1,000,000	2,028,299
Shoprite Holdings, Ltd.	South Africa	400,000	1,456,771

			5,242,324

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 4.4%
Alsea SA de CV	Mexico	419,400	$ 2,004,870
Astra Argo Lestari	Indonesia	1,418,500	1,520,657
CJ Corp.	South Korea	25,000	2,825,533
Cresud S.A.C.I.F., ADR	Argentina	170,000	2,488,800
Golden Hope Plantations Berhad	Malaysia	730,000	979,329
Highlands & Lowlands Berhad	Malaysia	405,000	514,497
Kuala Lumpur Kepong Berhad	Malaysia	654,400	2,096,230
Lotte Confectionery Co., Ltd.	South Korea	2,800	3,399,342
PPB Group Berhad	Malaysia	700,100	877,881
Pyaterochka Holding NV, GDR *	Netherlands	100,000	2,217,000
Tiger Brands, Ltd.	South Africa	100,000	2,071,295

			20,995,434

Household Products 0.5%
LG Household & Health Care, Ltd.	South Korea	25,000	2,308,182

Personal Products 0.5%
Amorepacific Corp. *	South Korea	4,321	2,237,767

Tobacco 0.2%
Gudang Garam	Indonesia	950,000	1,028,862

ENERGY 12.7%
Energy Equipment & Services 0.4%
OAR TMK, GDR	Russia	100,000	2,160,000

Oil, Gas & Consumable Fuels 12.3%
China Petroleum & Chemical Corp.	China	2,000,000	1,382,927
CNOOC, Ltd., ADR	Hong Kong	21,000	1,760,220
Kazmunaigas Exploration and Production, GDR 144A *	Kazakhstan	70,000	1,047,200
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	40,000	598,400
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	1,995,000
OAO Gazprom, ADR	Russia	230,000	9,742,800
OAO LUKOIL, ADR	Russia	100,000	8,080,000
Oil & Natural Gas Corp., Ltd.	India	150,000	2,721,505
Petrobras Energia Participaciones SA *	Argentina	900,000	990,692
PetroChina Co., Ltd., ADR	China	30,500	3,366,895
Petroleo Brasileiro SA, ADR	Brazil	99,500	8,831,620
PT Medco Energi International Terbuka	Indonesia	9,000,000	3,290,269
PTT Exploration & Production plc	Thailand	1,000,000	2,969,623
Reliance Industries, Ltd., GDR 144A	India	122,000	6,581,900
Reliance Industries, Ltd., GDR 144A	India	8,000	431,600
Reliance Natural Resources, Ltd.	India	540,000	308,348
Sasol, Ltd., ADR	South Africa	100,000	3,421,000
Yanzhou Coal Mining Co., Ltd.	China	1,750,000	1,147,084

			58,667,083

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.8%
Capital Markets 0.8%
Yuanta-Core Pacific Securities Co., Ltd.	Taiwan	5,312,000	$ 3,721,275

Commercial Banks 13.7%
Banco Bradesco SA, ADR	Brazil	130,000	4,652,700
Banco do Brasil SA	Brazil	50,000	1,211,570
Banco Macro Bansud SA, ADR	Argentina	54,493	1,232,087
BanColombia SA, ADR	Colombia	55,000	1,681,350
Bank Hapoalim, Ltd.	Israel	800,000	3,985,965
Bank of the Philippine Islands	Philippines	1,320,000	1,642,055
Credicorp, Ltd.	Bermuda	70,000	2,954,000
First Financial Holding Co., Ltd.	Taiwan	4,068,225	2,788,801
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	2,476,011
Grupo Financiero Galicia SA, ADR *	Argentina	120,000	936,000
ICICI Bank, Ltd., ADR	India	100,000	3,515,000
Industrial & Commercial Bank of China, Ltd	China	4,307,000	1,926,376
Kookmin Bank	South Korea	52,687	4,187,898
Kookmin Bank, ADR	South Korea	25,000	1,984,000
Malayan Banking Berhad	Malaysia	523,500	1,605,257
Metropolitan Bank & Trust Co.	Philippines	2,513,000	2,369,803
Nedcor, Ltd.	South Africa	190,000	3,135,712
OTP Bank, Ltd.	Hungary	54,849	1,927,519
PT Bank Central Asia Terbuka	Indonesia	4,000,000	2,045,080
PT Bank Mandiri (Persero)	Indonesia	6,000,000	1,797,691
Sberbank RF	Russia	1,920	4,320,000
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,011,343
Siam Commercial Bank Public Co., Ltd.	Thailand	872,500	1,545,089
Standard Bank Group, Ltd.	South Africa	300,000	3,513,309
Turkiye Is Bankasi AS	Turkey	305,000	1,979,567
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	55,000	4,331,250

			65,755,433

Diversified Financial Services 0.9%
Ayala Corp.	Philippines	380,030	3,736,250
Reliance Capital, Ltd.	India	27,000	352,226

			4,088,476

Insurance 2.6%
Cathay Financial Holding Co., Ltd.	Taiwan	4,377,327	8,488,803
Old Mutual plc	United Kingdom	606,843	1,961,796
Sanlam, Ltd.	South Africa	900,000	2,132,355

			12,582,954

Real Estate Management & Development 1.8%
Brascan Residential *	Brazil	224,000	1,792,209
IRSA Inversiones y Representaciones SA, GDR *	Argentina	176,300	2,533,431
Klabin Segall, SA *	Brazil	170,000	1,189,643

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development continued
KLCC Property Holdings	Malaysia	2,587,900	$ 1,657,956
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	China	1,999,960	1,545,969

			8,719,208

HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.5%
Aspen Pharmacare Holdings	South Africa	300,000	1,361,052
Medical Saude, Inc. *	Brazil	100,000	1,012,363

			2,373,415

Pharmaceuticals 1.0%
Ranbaxy Laboratories, Ltd., GDR	India	150,000	1,317,000
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	3,297,000

			4,614,000

INDUSTRIALS 6.9%
Airlines 0.3%
EVA Airways Corp.	Taiwan	4,000,000	1,575,466

Commercial Services & Supplies 0.2%
51job, Inc., ADR *	Cayman Islands	60,000	799,800
New Oriental Technical *	Cayman Islands	20,000	482,000

			1,281,800

Construction & Engineering 0.4%
Tae Young Corp.	South Korea	30,000	1,782,872

Industrial Conglomerates 1.2%
Barloworld, Ltd.	South Africa	83,000	1,602,533
Dogan Sirketler Grubu Holding AS	Turkey	285,000	1,223,386
Far Eastern Textile, Ltd.	Taiwan	2,120,000	1,606,254
Sime Darby Berhad	Malaysia	698,000	1,175,277

			5,607,450

Machinery 1.4%
China Yuchai International, Ltd.	Bermuda	120,000	744,000
Guangzhou Shipyard International Co., Ltd. *	China	2,000,000	2,441,971
Hyundai Heavy Industries Co., Ltd.	South Korea	18,500	2,719,145
Weichai Power Co., Ltd.	China	282,000	676,313

			6,581,429

Trading Companies & Distributors 1.2%
Samsung Corp.	South Korea	170,000	5,673,883

Transportation Infrastructure 2.2%
China Merchants Holdings International Co.	China	6,000,000	9,361,746
Sichuan Expressway Co., Ltd.	China	8,500,000	1,431,123

			10,792,869

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 10.2%
Computers & Peripherals 0.7%
Asustek Computer, Inc.	Taiwan	1,400,500 $	3,402,297

Electronic Equipment & Instruments 1.0%
Hon Hai Precision Industry Co., Ltd.	Taiwan	324,844	2,104,747
Johnson Electrical Holdings, Inc.	Bermuda	2,000,000	1,568,002
LG Philips LCD Co., Ltd., ADR *	South Korea	81,100	1,291,112

			4,963,861

Internet Software & Services 0.5%
SINA Corp. *	Cayman Islands	50,000	1,285,500
Tom Online, Inc., ADR *	Cayman Islands	30,000	411,900
Webzen, Inc., ADR *	South Korea	160,000	651,200

			2,348,600

IT Services 0.5%
Satyam Computer Services, ADR	India	100,000	2,211,000

Semiconductors & Semiconductor Equipment 7.5%
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	60,000	273,600
ASE Test, Ltd. *	Singapore	253,500	2,240,940
Realtek Semiconductor Corp.	Taiwan	2,310,000	3,069,814
Samsung Electronics Co., Ltd.	South Korea	20,500	13,292,476
Siliconware Precision Industries Co., Ltd.	Taiwan	1,315,407	1,668,977
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,605,139	2,943,881
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	449,075	4,356,027
United Microelectronics Corp.	Taiwan	10,682,696	5,958,028
VIA Technologies, Inc. *	Taiwan	3,011,000	2,208,912

			36,012,655

MATERIALS 12.0%
Chemicals 0.2%
Taiwan Fertilizer Co., Ltd.	Taiwan	698,000	1,133,253

Construction Materials 1.8%
Cemex SA de CV, ADR *	Mexico	130,000	3,996,200
India Cements, Ltd. *	India	403,988	1,933,603
Lafarge Malayan Cement Berhad	Malaysia	2,000,000	525,667
Ultratech Cement, Ltd.	India	104,823	2,051,889

			8,507,359

Metals & Mining 10.0%
Aluminum Corporation of China, Ltd., ADR	China	170,000	3,005,600
Anglo Platinum, Ltd.	South Africa	30,405	3,252,004
AngloGold Ashanti, Ltd., ADR	South Africa	45,000	1,915,650
Companhia Vale do Rio Doce, ADR	Brazil	120,000	3,052,800
Compania de Minas Buenaventura SA, ADR	Peru	50,000	1,292,500
Freeport-McMoRan Copper & Gold, Inc., Class B *	United States	50,000	3,024,000
Gold Fields, Ltd., ADR	South Africa	200,000	3,352,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Grupo Mexico SA de CV	Mexico	1,500,000	$ 5,233,124
Harmony Gold Mining Co., Ltd., ADR *	South Africa	90,000	1,398,600
Hindalco Industries, Ltd.	India	600,000	2,530,499
Hindalco Industries, Ltd. - Indian Exchange (h) +	India	150,000	348,954
Impala Platinum Holdings, Ltd.	South Africa	26,863	4,709,808
Industrias Penoles SA de CV	Mexico	73,000	600,120
Jiangxi Copper Co., Ltd.	China	1,745,000	1,897,373
JSC MMC Norilsk Nickel Group, ADR	Russia	30,000	4,432,500
Polyus Gold Mining Co., ADR *	Russia	50,000	2,360,000
POSCO	South Korea	13,090	3,632,638
Tata Iron & Steel Co., Ltd.	India	150,000	1,643,088

			47,681,258

TELECOMMUNICATION SERVICES 11.2%
Diversified Telecommunication Services 3.6%
China Netcom Group Corp., Ltd.	Hong Kong	650,000	1,154,538
China Telecom Corp., Ltd.	China	3,500,000	1,318,022
Chunghwa Telecom Co., Ltd., ADR	Taiwan	155,800	2,849,582
KT Corp.	South Korea	175,000	7,939,351
Tele Norte Leste Participacoes SA	Brazil	41,200	1,226,293
Telefonica Data Argentina SA * (h) +	Argentina	2,800	0
Telefonica de Argentina SA, ADR *	Argentina	46,400	835,664
Telkom SA, Ltd.	South Africa	113,500	2,101,214

			17,424,664

Wireless Telecommunication Services 7.6%
America Movil SA de CV, Ser. L, ADR	Mexico	140,000	6,001,800
China Mobile (Hong Kong), Ltd.	Hong Kong	520,000	4,243,889
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	35,000	1,427,300
China Unicom, Ltd., ADR	Hong Kong	750,000	8,257,500
MTN Group, Ltd.	South Africa	459,932	4,172,030
Reliance Communication Ventures, Ltd. *	India	540,000	4,554,898
Sistema JSFC, GDR *	Russia	25,000	662,500
SK Telecom Co., Ltd.	South Korea	8,720	1,892,433
SK Telecom Co., Ltd., ADR	South Korea	30,000	722,400
Telemig Celular Participacoes SA, ADR	Brazil	20,000	674,600
Tim Participacoes SA	Brazil	399,200,000	1,880,998
Tim Participacoes SA, ADR	Brazil	40,000	1,344,000
Vivo Participacoes SA, ADR	Brazil	150,000	523,500

			36,357,848

UTILITIES 3.6%
Electric Utilities 2.2%
Eletropaulo Electric Co. *	Brazil	25,000,000	1,084,674
Korea Electric Power Corp.	South Korea	106,000	4,094,662
Korea Electric Power Corp., ADR	South Korea	50,000	989,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
RAO Unifed Energy System of Russia, GDR	Russia	50,000	$ 3,765,000
Reliance Energy, Ltd.	India	40,500	435,204

			10,368,540

Independent Power Producers & Energy Traders 1.3%
Companhia Paranaense de Energia, ADR	Brazil	300,000	3,414,000
Huaneng Power International, Inc., ADR	China	30,000	945,600
Zhejiang Southeast Electric Power Co., Ltd.	China	3,820,881	1,711,755

			6,071,355

Multi-Utilities 0.1%
YTL Power International Berhad	Malaysia	1,000,000	599,589

Total Common Stocks (cost $304,065,671)			442,585,648

PREFERRED STOCKS 4.3%
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
OAO Surgutneftegaz	Russia	2,000,000	1,780,000
OAO Transneft +	Russia	1,600	3,376,000
Petroleo Brasileiro SA, ADR	Brazil	55,000	4,452,800

			9,608,800

FINANCIALS 0.7%
Commercial Banks 0.7%
Banco Itau Holding Financeira SA	Brazil	96,000	3,157,453

MATERIALS 0.9%
Metals & Mining 0.9%
Companhia Vale do Rio Doce, ADR	Brazil	200,000	4,344,000

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Telemar Norte Leste SA	Brazil	49,881	1,111,182

UTILITIES 0.5%
Electric Utilities 0.5%
Centrais Eletricas Brasileiras SA, Class B	Brazil	107,000,000	2,141,497

Total Preferred Stocks (cost $6,615,515)			20,362,932

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * (h) + (cost $0)	Thailand	103,579	0

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $9,908,265)	United States	9,908,265	$ 9,908,265

Total Investments (cost $320,589,451) 98.8%			472,856,845
Other Assets and Liabilities 1.2%			5,903,005

Net Assets 100.0%			$ 478,759,850

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:
South Korea	15.9%	Thailand	1.4%
Brazil	11.1%	Bermuda	1.3%
Taiwan	10.4%	Turkey	1.2%
South Africa	9.2%	Hungary	0.8%
Russia	8.8%	United Kingdom	0.7%
China	7.3%	United States	0.7%
Mexico	6.7%	Cayman Islands	0.6%
India	6.7%	Singapore	0.5%
Hong Kong	3.6%	Netherlands	0.5%
Malaysia	3.1%	Colombia	0.4%
Indonesia	3.0%	Peru	0.3%
Philippines	2.1%	Kazakhstan	0.2%
Argentina	1.9%
Israel	1.6%		100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2006:
Financials	21.1%
Energy	15.2%
Materials	13.3%
Telecommunication Services	11.9%
Information Technology	10.6%
Consumer Staples	7.8%
Consumer Discretionary	7.3%
Industrials	7.2%
Utilities	4.1%
Health Care	1.5%

	100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $310,681,186)	$ 462,948,580
Investments in affiliated money market fund, at value (cost $9,908,265)	9,908,265

Total investments	472,856,845
Foreign currency, at value (cost $2,005,082)	2,025,607
Receivable for securities sold	3,528,926
Receivable for Fund shares sold	2,928,328
Dividends receivable	956,654
Unrealized gains on forward foreign currency exchange contracts	9,739
Prepaid expenses and other assets	33,755

Total assets	482,339,854

Liabilities
Payable for securities purchased	2,919,366
Payable for Fund shares redeemed	466,728
Advisory fee payable	15,575
Distribution Plan expenses payable	2,522
Due to other related parties	3,331
Accrued expenses and other liabilities	172,482

Total liabilities	3,580,004

Net assets	$ 478,759,850

Net assets represented by
Paid-in capital	$ 246,150,828
Undistributed net investment income	2,060,225
Accumulated net realized gains on investments	78,257,412
Net unrealized gains on investments	152,291,385

Total net assets	$ 478,759,850

Net assets consists of
Class A	$ 102,686,884
Class B	18,242,792
Class C	44,438,975
Class I	313,391,199

Total net assets	$ 478,759,850

Shares outstanding (unlimited number of shares authorized)
Class A	4,673,290
Class B	896,983
Class C	2,192,671
Class I	13,875,276

Net asset value per share
Class A	$ 21.97
Class A — Offering price (based on sales charge of 5.75%)	$ 23.31
Class B	$ 20.34
Class C	$ 20.27
Class I	$ 22.59

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $1,119,401)	$ 11,125,223
Income from affiliate	118,800

Total investment income	11,244,023

Expenses
Advisory fee	5,210,351
Distribution Plan expenses
Class A	194,700
Class B	128,028
Class C	260,467
Administrative services fee	417,308
Transfer agent fees	247,730
Trustees’ fees and expenses	7,231
Printing and postage expenses	42,966
Custodian and accounting fees	1,263,557
Registration and filing fees	63,545
Professional fees	43,419
Interest expense	37,156
Other	16,899

Total expenses	7,933,357
Less: Expense reductions	(13,115)
Fee waivers	(167,575)

Net expenses	7,752,667

Net investment income	3,491,356

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	95,071,059
Foreign currency related transactions	(602,597)

Net realized gains on investments	94,468,462
Net change in unrealized gains or losses on investments	59,141,424

Net realized and unrealized gains or losses on investments	153,609,886

Net increase in net assets resulting from operations	$ 157,101,242

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment income	$ 3,491,356		$ 3,201,174
Net realized gains on investments		94,468,462		42,720,222
Net change in unrealized gains or losses
on investments		59,141,424		36,827,720

Net increase in net assets resulting
from operations		157,101,242		82,749,116

Distributions to shareholders from
Net investment income
Class A		(330,630)		0
Class B		(13,216)		0
Class C		(43,332)		0
Class I		(3,236,706)		(204,636)
Net realized gains
Class A		(3,521,941)		0
Class B		(703,062)		0
Class C		(1,235,350)		0
Class I		(29,541,499)		0

Total distributions to shareholders		(38,625,736)		(204,636)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,460,268	70,240,472	599,242	9,193,563
Class B	629,615	11,664,734	177,852	2,515,828
Class C	1,857,786	34,536,638	228,431	3,234,579
Class I	3,317,937	63,977,620	4,288,800	66,029,947

		180,419,464		80,973,917

Net asset value of shares issued in
reinvestment of distributions
Class A	198,531	3,165,199	0	0
Class B	39,182	576,555	0	0
Class C	52,221	767,367	0	0
Class I	1,182,596	19,351,136	7,087	98,999

		23,860,257		98,999

Automatic conversion of Class B shares
to Class A shares
Class A	40,719	787,460	49,498	724,631
Class B	(43,824)	(787,460)	(52,853)	(724,631)

		0		0

Payment for shares redeemed
Class A	(1,277,514)	(25,122,011)	(702,281)	(10,217,106)
Class B	(170,848)	(3,096,907)	(110,488)	(1,530,849)
Class C	(387,355)	(7,001,992)	(223,598)	(3,027,618)
Class I	(9,832,216)	(187,630,005)	(2,112,561)	(31,505,391)

		(222,850,915)		(46,280,964)

Net increase (decrease) in net assets
resulting from capital share transactions		(18,571,194)		34,791,952

Total increase in net assets		99,904,312		117,336,432
Net assets
Beginning of period		378,855,538		261,519,106

End of period	$ 478,759,850		$ 378,855,538

Undistributed net investment income	$ 2,060,225		$ 2,795,350

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

23

NOTES TO FINANCIAL STATEMENTS continued

realized foreign currency gains or losses, and dividends paid through share redemptions. During the year ended October 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 7,860,000
Undistributed net investment income	(602,597)
Accumulated net realized gains on investments	(7,257,403)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2006, EIMC waived its advisory fee in the amount of $167,575.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

24

NOTES TO FINANCIAL STATEMENTS continued

For the year ended October 31, 2006, EIS received $84,534 from the sale of Class A shares and $2,056, $28,727 and $13,532 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $399,765,354 and $462,657,631, respectively, for the year ended October 31, 2006.

At October 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Receive	October 31, 2006	for U.S. $	Gain

11/01/2006	3,173,897 ZAR	$ 429,667	$ 419,928	$ 9,739

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $321,384,869. The gross unrealized appreciation and depreciation on securities based on tax cost was $151,492,500 and $20,524 respectively, with a net unrealized appreciation of $151,471,976.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$ 23,021,359	$ 58,102,171	$ 151,485,492

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2006	2005

Ordinary Income	$ 5,425,114	$ 204,636
Long-term Capital Gain	33,200,622	0

25

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended October 31, 2006, the Fund had average borrowings outstanding of $710,278 at an average rate of 5.231% and paid interest of $37,156.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

26

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which

27

NOTES TO FINANCIAL STATEMENTS continued

could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains

Class A	$ 0.8559	$ 2.6450
Class B	0.8559	2.6450
Class C	0.8559	2.6450
Class I	0.8559	2.6450

28

NOTES TO FINANCIAL STATEMENTS continued

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.1689
Class B	0.1402
Class C	0.1395
Class I	0.1828

These distributions are not reflected in the accompanying financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Emerging Markets Growth Fund, a series of Evergreen International Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Emerging Markets Growth Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through foreign taxes that have been withheld at the fund level to its shareholders so that they may take a foreign tax credit. For the year ended October 31, 2006, the total amount of foreign taxes that are expected to be passed through to shareholders was $991,374 on foreign source income of $7,579,669. Complete information regarding the Fund’s foreign tax credit pass through to shareholders for 2006, will be reported in conjunction with Form 1099-DIV.

31

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Emerging Markets Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

32

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

33

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

34

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund’s performance relative to its Lipper peer group had improved significantly in the past year, and that, among other things, EIMC had added additional analyst support for the Fund. The Trustees also considered that the Fund’s portfolio manager had recently informed EIMC of his intention to leave the firm and the steps EIMC had taken with respect to the continued management of the Fund.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

35

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

36

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38

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564341 rv4 12/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564341 rv4 12/2006

Evergreen Global Opportunities Fund

Evergreen

GLOBAL OPPORTUNITIES FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Global Opportunities Fund, covering the twelve-month period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within

LETTER TO SHAREHOLDERS continued

specific markets and sectors. The team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

• Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Donald M. Bisson, CFA

• Francis X. Claro, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

Average annual return*

1-year with sales charge	19.49%	20.92%	24.88%	N/A

1-year w/o sales charge	26.78%	25.92%	25.88%	27.19%

5-year	16.64%	16.95%	17.18%	18.35%

10-year	10.64%	10.47%	10.48%	11.51%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares versus a similar investment in the S&P Citigroup EMI World Growth Index (SPCGEMIWG) and the Consumer Price Index (CPI).

The SPCGEMIWG is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 26.78% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the SPCGEMIWG returned 22.38%.

The fund seeks growth of capital.

The sustained global economic expansion provided strong support for small- and mid-cap stocks in markets throughout the world during the twelvemonth period. Against this positive backdrop, the fund outperformed its benchmark over the twelvemonth period. Foreign stocks generally outperformed domestic stocks throughout the twelve months. As a result, the fund’s emphasis on international stocks, which at the fiscal year end accounted for approximately 64.8% of portfolio assets, helped drive performance. Overall stock selection in both the domestic and international portfolios also supported results.

In our international portfolio, we were able to take advantage of attractive opportunities in Europe. Growth on the continent led many companies to seek out additional workers with the assistance of temporary employment agencies as a way to maintain their flexibility and keep their long-term costs under control. This trend helped lift the stock price of one Dutch temporary employment firm, USG People, by more than 150% over the period. Charter plc, which manufactures and distributes welding supply products, gained due to increased demand from infrastructure construction, shipbuilding and other heavy industries. The global economic expansion also contributed to performance by, Ashtead Group, which rents heavy construction equipment. Although high valuations limited opportunities in Japan, we did have good stock selection. The implementation of the Kyoto Accords, designed to reduce emissions of greenhouse gases in many parts of the world, led to strong demand for solar panels produced by Tokuyama Corp. In Latin America, a standout performer was Tim Participacoes, a Brazilian wireless telecommunications company controlled by Telecom Italia. Stock selection was particularly successful among international consumer stocks including: C&C Group, an Irish-based cider, spirits and liquor distribution company; Adidas, the German athletic footwear and clothing company; and Geox, an Italian shoe company. The sustained popularity of video and computer games led to strong earnings gains by several software companies specializing in games, including Capcom and Square Enix, both of Japan, and Game Group of the United Kingdom.

We did have some disappointments among our foreign holdings, however. The French technology firm, Groupe Bull, a long-time holding that had been a major contributor in the past, underperformed before we liquidated our position. Photo-Me, a U.K.-based corporation which distributes small photo laboratory equipment and operates automated photography booths, also underperformed.

Our domestic portfolio was helped by successful stock selection across many sectors and by the overweighting of telecommunications services companies. Major contributors among our telecommunications holdings included Leap Wireless, which benefited from strong demand for wireless services, and Time Warner Telecom, which took advantage of increased demand for broadband internet access. In specialty retail, Abercrombie & Fitch and American Eagle Outfitters, two retailers focusing on younger consumers, both appreciated. The portfolio’s exposure to the industrials sector returned mixed results. Our investments in the commercial services area through temporary help firm Labor Ready and data provider ChoicePoint both produced disappointing results, detracting from solid gains in machinery stocks such as JLG Industries and conglomerate McDermott International. Other disappointing areas included stocks in financials and health care. In financials, investments that detracted included Investors Financial Services Company, Partner Re and the NASDAQ Stock Market. Among our health care positions, we had disappointing results from specialty pharmaceutical and biotechnology companies PDL BioPharma, KOS and Biovail. In materials, we found success in Glamis Gold, which was purchased at a premium, but were unsuccessful in our holdings of Nova Chemical and Schnitzer Steel because of the volatility of energy prices during the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of October 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 972.27	$ 8.30
Class B	$ 1,000.00	$ 968.56	$ 11.76
Class C	$ 1,000.00	$ 968.71	$ 11.81
Class I	$ 1,000.00	$ 973.54	$ 6.86
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.79	$ 8.49
Class B	$ 1,000.00	$ 1,013.26	$ 12.03
Class C	$ 1,000.00	$ 1,013.21	$ 12.08
Class I	$ 1,000.00	$ 1,018.25	$ 7.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.67% for Class A, 2.37% for Class B, 2.38% for Class C and 1.38% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 27.86	$ 22.21	$19.22	$ 13.71	$ 15.42

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.18)[1]	(0.15)[1]	(0.17)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	7.02	5.83	3.14	5.68	(1.59)

Total from investment operations	7.00	5.65	2.99	5.51	(1.71)

Distribution to shareholders from
Net realized gains	(2.25)	0	0	0	0

Net asset value, end of period	$ 32.61	$ 27.86	$22.21	$ 19.22	$ 13.71

Total return[2]	26.78%	25.44%	15.56%	40.19%	(11.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$259,898	$139,975	$98,254	$88,541	$60,506
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.78%	1.88%	2.08%	1.89%
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.78%	1.88%	2.08%	1.89%
Net investment income (loss)	(0.05%)	(0.68%)	(0.72%)	(1.12%)	(0.76%)
Portfolio turnover rate	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 24.16	$ 19.40	$16.91	$ 12.15	$ 13.78

Income from investment operations
Net investment income (loss)	(0.20)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.23)[1]
Net realized and unrealized gains or losses on investments	6.02	5.07	2.75	5.01	(1.40)

Total from investment operations	5.82	4.76	2.49	4.76	(1.63)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0

Net asset value, end of period	$ 27.73	$ 24.16	$19.40	$ 16.91	$ 12.15

Total return[2]	25.92%	24.54%	14.73%	39.18%	(11.83%)

Ratios and supplemental data

Net assets, end of period (thousands)	$53,681	$32,136	$26,202	$31,244	$38,126

Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%	2.48%	2.59%	2.81%	2.62%
Expense excluding waivers/reimbursements and expense reductions	2.36%	2.48%	2.59%	2.81%	2.62%
Net investment income (loss)	(0.75%)	(1.38%)	(1.45%)	(1.87%)	(1.59%)
Portfolio turnover rate	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 24.27	$ 19.48	$16.98	$ 12.20	$ 13.83

Income from investment operations
Net investment income (loss)	(0.19)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	6.03	5.10	2.76	5.03	(1.41)

Total from investment operations	5.84	4.79	2.50	4.78	(1.63)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0

Net asset value, end of period	$ 27.86	$ 24.27	$19.48	$ 16.98	$ 12.20

Total return[2]	25.88%	24.59%	14.72%	39.18%	(11.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$61,777	$26,644	$19,316	$18,448	$15,585
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.37%	2.48%	2.59%	2.80%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	2.37%	2.48%	2.59%	2.80%	2.63%
Net investment income (loss)	(0.73%)	(1.37%)	(1.43%)	(1.85%)	(1.54%)
Portfolio turnover rate	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 28.46	$22.62	$19.52	$13.90	$15.59

Income from investment operations
Net investment income (loss)	0.09[1]	(0.09)[1]	(0.10)[1]	(0.13)[1]	(0.09)[1]
Net realized and unrealized gains or losses on investments	7.16	5.93	3.20	5.75	(1.60)

Total from investment operations	7.25	5.84	3.10	5.62	(1.69)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0

Net asset value, end of period	$ 33.46	$28.46	$22.62	$19.52	$13.90

Total return	27.19%	25.82%	15.88%	40.43%	(10.84%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,931	$5,744	$1,795	$ 761	$ 475
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.37%	1.48%	1.59%	1.77%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.37%	1.48%	1.59%	1.77%	1.61%
Net investment income (loss)	0.28%	(0.36%)	(0.48%)	(0.84%)	(0.53%)
Portfolio turnover rate	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006

	Country	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 20.4%
Auto Components 2.3%
Compagnie Generale des Etablissements Michelin, Class B	France	33,237	$2,710,344
Continental AG	Germany	46,394	5,187,603
Nokian Renkaat Oy	Finland	58,000	1,110,251

			9,008,198

Automobiles 0.2%
Peugeot SA	France	15,729	903,466

Diversified Consumer Services 1.4%
ITT Educational Services, Inc. *	United States	39,300	2,709,735
Strayer Education, Inc.	United States	24,712	2,795,421

			5,505,156

Hotels, Restaurants & Leisure 2.3%
Enterprise Inns plc	United Kingdom	91,308	1,877,307
Groupe Flo *	France	62,006	690,005
Panera Bread Co., Class A *	United States	46,200	2,855,160
Punch Taverns plc	United Kingdom	58,794	1,153,868
Regent Inns plc *	United Kingdom	538,693	860,466
Sol Melia SA	Spain	83,681	1,576,213

			9,013,019

Household Durables 1.1%
Homestyle Group plc *	United Kingdom	286,491	560,070
Land of Leather Holdings plc	United Kingdom	274,044	1,424,277
Macintosh Retail Group NV	Netherlands	27,234	892,500
Topps Tiles plc	United Kingdom	256,387	1,220,041

			4,096,888

Leisure Equipment & Products 1.8%
Amer Sports Corp.	Finland	70,650	1,566,079
Photo-Me International plc	United Kingdom	1,555,919	2,908,177
Pool Corp.	United States	61,700	2,528,466

			7,002,722

Media 2.3%
Gestevision Telecinco SA	Spain	23,069	606,159
ITV plc	United Kingdom	618,629	1,244,774
Lamar Advertising Co., Class A *	United States	53,100	3,062,808
Premiere AG *	Germany	84,923	1,289,656
Promotora de Informaciones SA	Spain	87,573	1,429,363
Toho Co., Ltd.	Japan	38,300	723,971
Wegener NV	Netherlands	53,944	688,406

			9,045,137

Multi-line Retail 1.0%
Family Dollar Stores, Inc.	United States	98,700	2,906,715
Isetan Co., Ltd.	Japan	62,600	1,102,989

			4,009,704

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A	United States	36,900	$2,828,385
American Eagle Outfitters, Inc.	United States	60,730	2,781,434
Carphone Warehouse plc	United Kingdom	312,297	1,688,607
Electronics Boutique plc	United Kingdom	3,568,315	5,971,976
GameStop Corp., Class A *	United States	44,300	2,261,958
Gruppo Coin SpA *	Italy	557,073	3,391,034

			18,923,394

Textiles, Apparel & Luxury Goods 3.1%
Adidas-Salomon AG	Germany	124,433	6,234,298
Geox SpA	Italy	153,500	2,031,369
Polo Ralph Lauren Corp., Class A	United States	34,544	2,452,624
Puma AG Rudolph Dassler Sport	Germany	3,400	1,205,479

			11,923,770

CONSUMER STAPLES 7.4%
Beverages 2.7%
C&C Group plc	Ireland	395,689	6,574,560
Davide Campari Milano SpA	Italy	185,239	1,694,936
Koninklijke Grolsch NV	Netherlands	11,022	393,840
Wolverhampton & Dudley Breweries plc	United Kingdom	61,656	1,713,336

			10,376,672

Food & Staples Retailing 0.2%
Laurus NV *	Netherlands	266,320	870,053

Food Products 1.8%
Alsea SA de CV	Mexico	151,900	726,132
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	2,222,374
Hain Celestial Group, Inc. *	United States	112,600	3,178,698
Lotte Confectionery Co., Ltd.	South Korea	614	745,427

			6,872,631

Personal Products 0.3%
Herbalife, Ltd. *	Cayman Islands	37,900	1,387,140

Tobacco 2.4%
Gallaher Group plc	United Kingdom	304,783	5,173,548
Swedish Match AB	Sweden	264,500	4,229,217

			9,402,765

ENERGY 2.9%
Energy Equipment & Services 0.7%
Cameron International Corp. *	United States	41,597	2,084,010
SBM Offshore NV	Netherlands	23,795	704,187

			2,788,197

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.2%
Helix Energy Solutions, Inc. *	United States	68,800	$2,222,240
Premier Oil plc *	United Kingdom	34,552	848,124
Saras Raffinerie Sarde SpA *	Italy	113,883	593,317
Southwestern Energy Co. *	United States	85,771	3,051,732
Star Energy Group plc *	United Kingdom	168,820	888,670
Tullow Oil plc	United Kingdom	116,315	864,074

			8,468,157

FINANCIALS 8.6%
Capital Markets 2.7%
Affiliated Managers Group, Inc. *	United States	32,497	3,254,249
CIR SpA	Italy	935,696	2,943,428
ICAP plc	United Kingdom	169,712	1,647,548
Man Group plc	United Kingdom	199,324	1,855,185
Numis Corp. plc	United Kingdom	207,187	1,040,252

			10,740,662

Commercial Banks 2.4%
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	210,637	3,776,702
Bank of Yokohama, Ltd.	Japan	287,000	2,219,116
Cullen/Frost Bankers, Inc.	United States	24,400	1,321,504
Postal Savings Bank *	Greece	90,058	2,057,202

			9,374,524

Insurance 2.5%
NIPPONKOA Insurance Co., Ltd.	Japan	270,000	2,150,024
QBE Insurance Group, Ltd.	Australia	172,303	3,295,969
Unipol Assicurazioni SpA	Italy	1,368,930	4,205,806

			9,651,799

Real Estate Management & Development 1.0%
Creed Corp.	Japan	86	344,986
daVinci Advisors K.K. *	Japan	436	477,338
IRSA Inversiones y Representaciones SA, GDR *	Argentina	49,788	715,453
Patrizia Immobilien AG *	Germany	50,864	1,296,904
Tokyo Tatemono Co., Ltd.	Japan	89,000	1,062,687

			3,897,368

HEALTH CARE 6.8%
Biotechnology 1.0%
Cephalon, Inc. *	United States	33,200	2,329,976
Vertex Pharmaceuticals, Inc. *	United States	35,300	1,427,620

			3,757,596

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.2%
ArthroCare Corp. *	United States	71,621	$2,894,205
Bausch & Lomb, Inc.	United States	49,500	2,650,230
Conor Medsystems, Inc. *	United States	56,500	1,387,640
Grifols SA *	Spain	237,927	2,489,770
Hologic, Inc. *	United States	63,100	3,038,265

			12,460,110

Health Care Providers & Services 0.7%
DaVita, Inc. *	United States	48,700	2,709,181

Life Sciences Tools & Services 0.7%
Qiagen NV *	Netherlands	171,400	2,709,834

Pharmaceuticals 1.2%
Eurofins Scientific SA *	France	34,630	2,209,654
Medicis Pharmaceutical Corp., Class A	United States	79,000	2,768,160

			4,977,814

INDUSTRIALS 22.4%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	119,751	958,118
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	46,821	1,949,158
Showa Aircraft Industry Co., Ltd.	Japan	110,000	1,511,012

			4,418,288

Air Freight & Logistics 0.7%
Business Post Group plc	United Kingdom	109,273	873,242
Sinotrans, Ltd.	China	5,496,000	1,878,950

			2,752,192

Airlines 0.3%
Korean Air Co., Ltd.	South Korea	26,480	941,399

Building Products 1.0%
Kingspan Group plc	Ireland	79,665	1,691,697
Uralita SA	Spain	312,946	1,996,830

			3,688,527

Commercial Services & Supplies 3.5%
Amadeus Fire AG	Germany	1,399	23,620
Buhrmann NV	Netherlands	108,404	1,684,978
ChoicePoint, Inc. *	United States	59,900	2,179,761
Corporate Services Group plc *	United Kingdom	1,198,059	167,033
Diamond Lease Co., Ltd.	Japan	28,500	1,438,224
Groupe Crit SA	France	15,393	637,833
Monster Worldwide, Inc. *	United States	33,800	1,369,238
Societe BIC SA	France	38,815	2,496,502

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Spring Group plc	United Kingdom	79,453	$95,847
USG People NV	Netherlands	46,728	1,911,800
Watson Wyatt Worldwide, Inc.	United States	39,600	1,787,940

			13,792,776

Construction & Engineering 4.5%
Bilfinger Berger AG	Germany	44,022	2,743,766
Hochtief AG	Germany	27,092	1,770,161
Impregilo SpA *	Italy	689,160	3,069,355
Koninklijke Bam Groep NV	Netherlands	42,284	881,179
Koninklijke Boskalis Westminster NV	Netherlands	78,005	5,694,035
Okumura Corp.	Japan	232,000	1,172,749
Tae Young Corp.	South Korea	15,270	907,482
Tecnicas Reunidas SA *	Spain	41,719	1,434,278

			17,673,005

Electrical Equipment 2.5%
Carbone Lorraine SA	France	55,619	3,096,069
Leoni AG	Germany	32,438	1,234,835
Roper Industries, Inc.	United States	59,400	2,842,290
Thomas & Betts Corp. *	United States	48,500	2,499,205

			9,672,399

Industrial Conglomerates 0.6%
McDermott International, Inc. *	United States	49,350	2,205,945

Machinery 3.7%
Aker Yards ASA	Norway	23,960	1,733,284
Charter plc *	United Kingdom	203,663	3,581,383
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	715,000	2,409,528
Kawasaki Heavy Industries, Ltd.	Japan	148,000	546,859
Kennametal, Inc.	United States	45,600	2,813,976
Terex Corp. *	United States	54,900	2,841,624
THK Co., Ltd.	Japan	23,200	590,344

			14,516,998

Road & Rail 2.3%
Arriva plc	United Kingdom	110,843	1,511,548
FirstGroup plc	United Kingdom	121,422	1,244,175
Landstar System, Inc.	United States	55,700	2,586,708
National Express Group plc	United Kingdom	115,158	2,141,443
Stagecoach Group plc	United Kingdom	570,717	1,518,458

			9,002,332

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.5%
Ashtead Group plc *	United Kingdom	404,965	$1,104,488
Hagemeyer NV *	Netherlands	383,006	1,964,868
MSC Industrial Direct Co., Class A	United States	66,800	2,733,456

			5,802,812

Transportation Infrastructure 0.7%
Cintra Concesiones de Infraestructuras de Transporte SA	Spain	187,564	2,874,711

INFORMATION TECHNOLOGY 15.7%
Communications Equipment 2.4%
Arris Group, Inc. *	United States	220,200	2,950,680
F5 Networks, Inc. *	United States	52,200	3,455,118
Redback Networks, Inc. *	United States	95,200	1,506,064
Sonus Networks, Inc. *	United States	302,300	1,581,029

			9,492,891

Computers & Peripherals 1.1%
Bull SA *	France	170,967	951,263
Logitech International SA *	Switzerland	118,463	3,115,567

			4,066,830

Electronic Equipment & Instruments 0.8%
Barco NV	Belgium	16,927	1,393,290
Nidec Corp. *	Japan	19,400	1,485,096

			2,878,386

Internet Software & Services 1.2%
Akamai Technologies, Inc. *	United States	32,400	1,518,264
WebEx Communications, Inc. *	United States	78,100	3,002,945

			4,521,209

IT Services 2.7%
Altran Technologies SA *	France	67,682	635,701
Cognizant Technology Solutions Corp., Class A *	United States	25,100	1,889,528
Getronics NV	Netherlands	67,671	461,153
Global Payments, Inc.	United States	69,300	3,029,103
MoneyGram International, Inc.	United States	84,829	2,902,000
WNS Holdings, Ltd. *	India	56,000	1,666,000

			10,583,485

Office Electronics 1.4%
Neopost	France	45,248	5,531,801

Semiconductors & Semiconductor Equipment 2.4%
Advantest Corp.	Japan	105,000	1,296,840
Elpida Memory, Inc. *	Japan	17,600	821,930
Power Integrations, Inc. *	United States	186,100	4,083,034
SiRF Technology Holdings, Inc. *	United States	117,100	3,292,852

			9,494,656

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.7%
Amdocs, Ltd. *	United States	75,300	$2,918,628
ANSYS, Inc. *	United States	58,100	2,672,600
Capcom Co., Ltd.	Japan	193,200	3,544,575
Koei Co., Ltd.	Japan	73,700	1,176,275
MegaChips Corp.	Japan	44,600	744,637
Software AG	Germany	8,359	575,396
Square Enix Co., Ltd.	Japan	115,800	2,902,057

			14,534,168

MATERIALS 4.3%
Chemicals 3.1%
La Seda de Barcelona SA, Ser. B *	Spain	331,999	919,387
Mitsubishi Gas Chemical Co., Inc.	Japan	201,000	1,915,186
Mosaic Co. *	United States	123,100	2,304,432
Sumitomo Bakelite Co., Ltd.	Japan	141,000	1,069,726
Tokuyama Corp.	Japan	138,000	1,737,467
Toray Industries, Inc.	Japan	254,000	1,831,433
Umicore SA	Belgium	15,708	2,437,565

			12,215,196

Construction Materials 0.4%
Rockwool International AS	Denmark	9,210	1,427,039

Containers & Packaging 0.5%
Rexam plc	United Kingdom	182,715	2,057,794

Metals & Mining 0.3%
Eldorado Gold Corp. - Canadian Exchange *	Canada	170,900	725,907
Randgold Resources, Ltd., ADR *	Channel Islands	22,238	504,135

			1,230,042

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.4%
Time Warner Telecom, Inc. *	United States	83,400	1,662,996

Wireless Telecommunication Services 2.4%
Leap Wireless International, Inc. *	United States	62,562	3,469,688
NII Holdings, Inc., Class B *	United States	52,400	3,407,572
StarHub, Ltd.	Singapore	806,580	1,153,218
Tim Participacoes SA, ADR	Brazil	36,188	1,215,917

			9,246,395

UTILITIES 4.3%
Gas Utilities 0.4%
China Gas Holdings, Ltd.	Hong Kong	9,264,000	1,631,195

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 3.9%
AWG plc	United Kingdom	150,138	$4,584,476
Kelda Group plc	United Kingdom	159,263	2,630,513
Pennon Group plc	United Kingdom	327,119	3,231,791
Sociedad General de Aguas de Barcelona SA	Spain	137,439	4,825,055

			15,271,835

Total Common Stocks (cost $307,123,430)			373,063,259

RIGHTS 0.0%
UTILITIES 0.0%
Water Utilities 0.0%
Sociedad General de Aguas de Barcelona SA (cost $0)	Spain	137,439	45,602

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $6,510,062)	United States	6,510,062	6,510,062

Total Investments (cost $313,633,492) 97.3%			379,618,923
Other Assets and Liabilities 2.7%			10,667,689

Net Assets 100.0%			$390,286,612

*   Non-income producing security

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR   American Depository Receipt GDR Global Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:

United States	35.2%
United Kingdom	15.7%
Japan	9.2%
Germany	5.8%
France	5.3%
Netherlands	5.1%
Spain	4.9%
Italy	4.8%
Ireland	3.2%
Switzerland	1.4%
Sweden	1.1%
Belgium	1.0%
Australia	0.9%
Brazil	0.8%
Finland	0.7%
South Korea	0.7%
Greece	0.6%
China	0.5%
Norway	0.5%
India	0.4%
Hong Kong	0.4%
Denmark	0.4%
Cayman Islands	0.4%
Singapore	0.3%
Mexico	0.2%
Canada	0.2%
Argentina	0.2%
Channel Islands	0.1%

100.0%

The following table shows the percent of total long-term invesments by sector as of October 31, 2006:

Industrials	23.6%
Consumer Discretionary	21.3%
Information Technology	16.4%
Financials	9.0%
Consumer Staples	7.7%
Health Care	7.1%
Utilities	4.5%
Materials	4.5%
Energy	3.0%
Telecommunications Services	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $307,123,430)	$373,108,861
Investments in affiliated money market fund, at value (cost $6,510,062)	6,510,062

Total investments	379,618,923
Foreign currency, at value (cost $10,727,186)	10,761,682
Receivable for securities sold	6,820,580
Receivable for Fund shares sold	1,955,902
Dividends receivable	430,706
Prepaid expenses and other assets	24,528

Total assets	399,612,321

Liabilities
Payable for securities purchased	8,833,652
Payable for Fund shares redeemed	403,958
Advisory fee payable	9,411
Distribution Plan expenses payable	5,267
Due to other related parties	1,224
Accrued expenses and other liabilities	72,197

Total liabilities	9,325,709

Net assets	$390,286,612

Net assets represented by
Paid-in capital	$293,347,043
Undistributed net investment income	426,602
Accumulated net realized gains on investments	30,480,455
Net unrealized gains on investments	66,032,512

Total net assets	$390,286,612

Net assets consists of
Class A	$259,897,670
Class B	53,681,119
Class C	61,776,739
Class I	14,931,084

Total net assets	$390,286,612

Shares outstanding (unlimited number of shares authorized)
Class A	7,970,129
Class B	1,936,161
Class C	2,217,438
Class I	446,174

Net asset value per share
Class A	$32.61
Class A — Offering price (based on sales charge of 5.75%)	$34.60
Class B	$27.73
Class C	$27.86
Class I	$33.46

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $277,089)	$4,352,242
Income from affiliate	538,382

Total investment income	4,890,624

Expenses
Advisory fee	2,703,224
Distribution Plan expenses
Class A	612,626
Class B	435,987
Class C	448,236
Administrative services fee	301,148
Transfer agent fees	623,881
Trustees’ fees and expenses	3,986
Printing and postage expenses	89,431
Custodian and accounting fees	295,434
Registration and filing fees	63,473
Professional fees	46,575
Other	6,614

Total expenses	5,630,615
Less: Expense reductions	(5,761)

Net expenses	5,624,854

Net investment loss	(734,230)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	32,993,723
Foreign currency related transactions	294,993

Net realized gains on investments	33,288,716
Net change in unrealized gains or losses on investments	26,867,666

Net realized and unrealized gains or losses on investments	60,156,382

Net increase in net assets resulting from operations	$59,422,152

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment loss		$(734,230)		$(1,559,246)
Net realized gains on investments		33,288,716		31,400,471
Net change in unrealized gains or losses
on investments		26,867,666		7,671,437

Net increase in net assets resulting from
operations		59,422,152		37,512,662

Distributions to shareholders from
Net realized gains
Class A		(11,509,484)		0
Class B		(2,985,315)		0
Class C		(2,557,129)		0
Class I		(461,955)		0

Total distributions to shareholders		(17,513,883)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,351,019	133,374,257	1,452,459	38,201,738
Class B	1,024,357	26,716,292	387,084	8,702,802
Class C	1,360,111	36,001,924	323,230	7,310,165
Class I	341,219	10,842,539	191,800	5,019,226

		206,935,012		59,233,931

Automatic conversion of Class B shares
to Class A shares
Class A	62,617	1,915,922	68,365	1,762,857
Class B	(73,332)	(1,915,922)	(78,498)	(1,762,857)

		0		0

Payment for shares redeemed
Class A	(1,468,406)	(44,789,116)	(920,678)	(23,703,853)
Class B	(344,872)	(8,951,534)	(329,550)	(7,379,807)
Class C	(240,717)	(6,276,903)	(216,788)	(4,863,772)
Class I	(96,856)	(3,038,512)	(69,348)	(1,867,439)

		(63,056,065)		(37,814,871)

Net increase in net assets resulting from
capital share transactions		143,878,947		21,419,060

Total increase in net assets		185,787,216		58,931,722
Net assets
Beginning of period		204,499,396		145,567,674

End of period	$ 390,286,612		$ 204,499,396

Undistributed net investment income (loss)		$426,602		$(107,496)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

NOTES TO FINANCIAL STATEMENTS continued

realized foreign currency gains or losses and passive foreign investment companies. During the year ended October 31, 2006, the following amounts were reclassified:

Paid-in capital	$(327)
Undistributed net investment income	1,268,328
Accumulated net realized gains on investments	(1,268,001)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2006, the Fund paid brokerage commissions of $8,595 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

NOTES TO FINANCIAL STATEMENTS continued

assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $127,094 from the sale of Class A shares and $61,689, and $8,073 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $414,674,228 and $297,870,369, respectively, for the year ended October 31, 2006.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $314,979,698. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,682,876 and $6,043,651, respectively, with a net unrealized appreciation of $64,639,225.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Overdistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$4,321,770	$27,941,249	$64,676,550

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the year ended October 31, 2006 was $17,513,883 of long-term capital gain. No distributions were paid for the year ended October 31, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended October 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small

NOTES TO FINANCIAL STATEMENTS continued

Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains

Class A	$ 0.3029	$ 2.1782
Class B	0.3029	2.1782
Class C	0.3029	2.1782
Class I	0.3029	2.1782

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net Investment
Income

Class A	$ 0.0445
Class I	0.1181

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Opportunities Fund, a series of Evergreen International Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Opportunities Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated capital gain distributions of $17,513,883 for the fiscal year ended October 31, 2006.

For corporate shareholders, 10.71% of ordinary income dividends paid during the fiscal year ended October 31, 2006 qualified for dividends received deduction.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through foreign taxes that have been withheld at the fund level to its shareholders so that they may take a foreign tax credit. For the year ended October 31, 2006, the total amount of foreign taxes expected to be passed through to shareholders was $277,089 on foreign source income of $4,113,490. Complete information regarding the Fund’s foreign tax credit pass through to shareholders for 2006 will be reported in conjunction with Form 1099-DIV.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Global Opportunities Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

56343 rv4 12/2006

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Precious Metals Fund, covering the twelvemonth period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within specific markets and sectors. The

1

LETTER TO SHAREHOLDERS continued

team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

3

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• S. Joseph Wickwire, II, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

Average annual return*

1-year with sales charge	47.82%	50.78%	54.79%	N/A

1-year w/o sales charge	56.86%	55.78%	55.79%	57.30%

5-year	35.17%	35.68%	35.80%	37.16%

10-year	9.88%	9.82%	9.81%	10.56%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 56.86% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the FTSE Gold Mines returned 29.72% and the S&P 500 returned 16.34%, respectively.

The fund seeks long-term capital growth and protection of purchasing power of capital. Obtaining current income is a secondary objective.

The fund delivered strong results, almost doubling the performance of the FTSE Gold Mines, which returned 29.72% . The fund also outperformed the median return of 51.22% in the Lipper Gold Oriented Funds category. The fund was well positioned to benefit from the strong absolute and relative returns seen by the precious metals market. While the majority of the fund’s outperformance resulted from equities focused on gold, the fund also benefited from strong price performance in equities with exposure to platinum, silver, copper and zinc. This rally was driven by a robust economic environment, favorable supply/demand relationships in gold and other precious metals, and supportive investment and technical factors. The fund also successfully weathered bursts of interim volatility in the second half of the year to finish with strong results.

In managing the fund, we follow a highly disciplined process, emphasizing diversification in precious-metals securities by market capitalization, geography and production profile. By production profile, we mean that we invest across the various stages of the exploration and mining process as we seek investments in companies that have one or more catalysts for growth or for improved position within the industry.

The top individual performer was Agnico-Eagle Mines, a Canadian intermediate gold producer, which is in the process of transforming itself from a single-mine operator to a multiple-mine, geographically diversified gold producer. Another significant contributor was a Canadian development company, Miramar Mining Corp., which has done an excellent job developing a large series of deposits in northern Canada. The share price of Randgold Resources also appreciated strongly based on the success of the company’s exploration, production and development activities in West Africa. Another investment, UK-listed Lonmin, also performed well. As the world’s third largest platinum producer, Lonmin benefited from the rise in the price of platinum. Other fund holdings that performed well included: Yamana Gold, a Canadian intermediate gold mining company focused in Brazil; Desert Sun Mining, a Canadian junior producer also focused in Brazil; and First Quantum Minerals, a growing Canadian copper producer with significant operations in Zambia and the Democratic Republic of Congo.

In a strong year for the fund, the one notable detractor was our underweight position in Zijin Mining Group, the largest incorporated gold mining company in China, whose stock substantially outperformed the industry benchmark.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of October 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 926.91	$ 5.49
Class B	$ 1,000.00	$ 923.67	$ 8.87
Class C	$ 1,000.00	$ 923.76	$ 8.87
Class I	$ 1,000.00	$ 928.27	$ 4.03
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.51	$ 5.75
Class B	$ 1,000.00	$ 1,015.98	$ 9.30
Class C	$ 1,000.00	$ 1,015.98	$ 9.30
Class I	$ 1,000.00	$ 1,021.02	$ 4.23

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.83% for Class B, 1.83% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 36.01	$ 33.54	$ 32.12	$ 17.32	$ 12.38

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.18)	(0.26)[1]	(0.14)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	20.47	2.65	2.60	15.12	5.13

Total from investment operations	20.36	2.47	2.34	14.98	5.09

Distributions to shareholders from
Net investment income	(0.32)	0	(0.92)	(0.18)	(0.15)

Net asset value, end of period	$ 56.05	$ 36.01	$ 33.54	$ 32.12	$ 17.32

Total return[2]	56.86%	7.36%	7.35%	87.03%	41.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$413,685	$213,089	$203,168	$176,785	$87,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%	1.30%	1.30%	1.44%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.30%	1.30%	1.44%	1.61%
Net investment income (loss)	(0.22%)	(0.55%)	(0.83%)	(0.62%)	(0.26%)
Portfolio turnover rate	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 34.48	$ 32.35	$ 31.00	$ 16.76	$ 12.05

Income from investment operations
Net investment income (loss)	(0.46)[1]	(0.39)[1]	(0.46)[1]	(0.28)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	19.66	2.52	2.50	14.60	4.99

Total from investment operations	19.20	2.13	2.04	14.32	4.84

Distributions to shareholders from
Net investment income	(0.07)	0	(0.69)	(0.08)	(0.13)

Net asset value, end of period	$ 53.61	$ 34.48	$ 32.35	$ 31.00	$ 16.76

Total return[2]	55.78%	6.58%	6.62%	85.65%	40.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$73,208	$42,905	$45,718	$40,385	$24,389
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%	2.00%	2.00%	2.16%	2.35%
Expenses excluding waivers/reimbursements and expense reductions	1.86%	2.00%	2.00%	2.16%	2.35%
Net investment income (loss)	(0.93%)	(1.25%)	(1.53%)	(1.32%)	(0.93%)
Portfolio turnover rate	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 34.30	$ 32.17	$ 30.93	$ 16.74	$ 12.04

Income from investment operations
Net investment income (loss)	(0.45)[1]	(0.39)[1]	(0.46)[1]	(0.29)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	19.55	2.52	2.48	14.58	4.96

Total from investment operations	19.10	2.13	2.02	14.29	4.83

Distributions to shareholders from
Net investment income	(0.09)	0	(0.78)	(0.10)	(0.13)

Net asset value, end of period	$ 53.31	$ 34.30	$ 32.17	$ 30.93	$ 16.74

Total return[2]	55.79%	6.62%	6.56%	85.72%	40.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$208,445	$103,878	$99,082	$71,188	$17,543
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%	2.00%	2.01%	2.15%	2.33%
Expenses excluding waivers/reimbursements and expense reductions	1.86%	2.00%	2.01%	2.15%	2.33%
Net investment income (loss)	(0.92%)	(1.25%)	(1.53%)	(1.33%)	(0.73%)
Portfolio turnover rate	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$35.82	$33.26	$31.83	$17.16	$12.24

Income from investment operations
Net investment income (loss)	0.04[1]	(0.08)	(0.16)[1]	(0.08)[1]	0.03[1]
Net realized and unrealized gains or losses on investments	20.33	2.64	2.57	14.97	5.05

Total from investment operations	20.37	2.56	2.41	14.89	5.08

Distributions to shareholders from
Net investment income	(0.41)	0	(0.98)	(0.22)	(0.16)

Net asset value, end of period	$55.78	$35.82	$33.26	$31.83	$17.16

Total return	57.30%	7.70%	7.64%	87.44%	42.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,910	$2,817	$2,786	$1,595	$ 403
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%	1.00%	1.01%	1.15%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	1.00%	1.01%	1.15%	1.34%
Net investment income (loss)	0.09%	(0.25%)	(0.54%)	(0.35%)	0.19%
Portfolio turnover rate	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2006

	Country	Shares	Value

COMMON STOCKS 96.2%
MATERIALS 96.2%
Metals & Mining 96.2%
Agnico-Eagle Mines, Ltd.	Canada	773,977	$ 28,613,930
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	6,411,278
Alamos Gold, Inc.	Canada	672,100	5,422,285
Anglo Platinum, Ltd.	South Africa	38,871	4,157,495
AngloGold Ashanti, Ltd.	South Africa	38,494	1,629,150
AngloGold Ashanti, Ltd., ADR	South Africa	421,091	17,925,844
Banro Corp.	Canada	77,500	977,204
Barrick Gold Corp.	Canada	1,440,798	44,664,738
Bema Gold Corp. *	Canada	1,092,600	4,689,521
Bema Gold Corp., ADR *	Canada	2,684,800	11,523,362
BHP Billiton, Ltd.	United Kingdom	86,953	1,676,654
Cambior, Inc. *	Canada	1,913,200	6,661,275
Centerra Gold, Inc.	Canada	279,100	2,771,118
Companhia Vale do Rio Doce, ADR	Brazil	62,000	1,577,280
Compania de Minas Buenaventura SA, ADR	Peru	428,050	11,065,093
Eldorado Gold Corp. *	Canada	187,000	794,292
Eldorado Gold Corp. - Canadian Exchange *	Canada	4,357,700	18,509,554
Etruscan Resources, Inc. +	Canada	1,500,000	5,075,690
First Quantum Minerals, Ltd.	Canada	206,200	11,778,923
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	357,111	21,598,073
Gabriel Resources, Ltd. *	Canada	85,540	348,863
Gabriel Resources, Ltd. - Canadian Exchange *	Canada	394,700	1,609,729
Gammon Lakes Resources, Inc. *	Canada	549,500	7,217,386
Gammon Lakes Resources, Inc. *	Canada	47,000	615,230
Gammon Lakes Resources, Inc. - Canadian Exchange *	Canada	119,300	1,566,941
Glamis Gold, Ltd. *	Canada	689,540	30,408,714
Gold Fields, Ltd.	South Africa	55,000	908,451
Gold Fields, Ltd., ADR	South Africa	1,813,867	30,400,411
Goldcorp, Inc.	Canada	434,900	11,429,172
Goldcorp, Inc., Class A	Canada	980,410	25,806,696
Golden Star Resources, Ltd. *	Canada	2,287,004	6,426,481
Golden Star Resources, Ltd. - Canadian Exchange *	Canada	180,844	500,824
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,376,922	21,397,368
High River Gold Mines, Ltd. *	Canada	1,243,500	2,325,334
IAMGOLD Corp.	Canada	1,821,500	15,360,289
Impala Platinum Holdings, Ltd.	South Africa	79,435	13,927,097
International Minerals Corp.	Canada	303,700	1,422,495
Ivanhoe Mines, Ltd. *	Canada	370,400	3,859,020
Ivanhoe Mines, Ltd., ADR *	Canada	279,300	2,909,893
JSC MMC Norilsk Nickel Group, ADR	Russia	9,182	1,356,641
Kinross Gold Corp. *	Canada	149,442	1,972,634
Kinross Gold Corp. - Canadian Exchange *	Canada	2,406,350	31,606,111
Lihir Gold, Ltd. *	Papua New
	Guinea	8,002,716	17,043,684

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Lonmin plc	United Kingdom	292,968	$ 16,215,312
Meridian Gold, Inc. *	Canada	1,063,962	26,928,878
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	7,635,166
Minefinders Corp., Ltd. *	Canada	693,200	5,209,802
Miramar Mining Corp.	Canada	293,200	1,422,020
Miramar Mining Corp. - Canadian Exchange *	Canada	2,088,800	10,099,897
Newcrest Mining, Ltd.	Australia	2,479,825	45,803,934
Newmont Mining Corp.	United States	544,481	24,648,655
Northern Orion Resources, Inc. *	Canada	974,400	4,381,763
Northgate Exploration, Ltd. *	Canada	1,234,900	3,969,714
NovaGold Resources, Inc. *	Canada	53,000	836,340
NovaGold Resources, Inc. - Canadian Exchange *	Canada	404,000	6,367,587
Orezone Resources, Inc. *	Canada	777,700	1,114,957
Pacific Rim Mining Corp.	Canada	51,400	43,482
Palmarejo Silver & Gold Corp.	Canada	9,500	57,524
Pan American Silver Corp.	Canada	158,800	3,519,008
Polyus Gold Mining Co., ADR *	Russia	62,190	2,935,368
Randgold Resources, Ltd., ADR *	Channel Islands	1,524,518	34,560,823
Red Back Mining, Inc.	Canada	248,900	802,331
Rio Tinto plc	United Kingdom	32,743	1,806,028
Semafo, Inc.	Canada	2,187,100	3,486,117
Silver Wheaton Corp.	Canada	63,900	702,900
Silver Wheaton Corp., ADR	Canada	425,500	4,690,730
Sino Gold, Ltd.	Australia	1,165,033	4,421,073
U.S. Gold Corp. *	United States	500,000	2,460,000
Yamana Gold, Inc. *	Canada	2,243,840	22,318,515

Total Common Stocks (cost $419,012,805)			674,380,147

PRIVATE PLACEMENT 0.9%
Evergreen Special Investments (Cayman) SPC * ø º
(cost $6,313,911)	Cayman Islands	5,842	6,543,573

WARRANTS 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Gabriel Resources, Ltd., Expiring 3/31/2007 *	Canada	42,770	74,648
Goldcorp, Inc., Expiring 6/11/2009 *	Canada	23,000	393,990
Golden Star Resources, Ltd., Expiring 11/28/2008 * + (h)	Canada	432,000	253,891
International Minerals Corp., Expiring 5/08/2019 * +	Canada	151,850	98,709
Nevsun Resources, Ltd., Expiring 12/19/2008 * + (h)	Canada	100,000	23,152
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,394,702
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	74,800
U.S. Gold Corp., Expiring 2/11/2022 * + (h)	United States	250,000	205,000

Total Warrants (cost $915,146)			2,518,892

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006

		Principal
	Country	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 1.9%
MATERIALS 1.9%
Metals & Mining 1.9%
Gold Bullion Securities, Ltd. * (n) (cost $11,430,255)	United Kingdom	$22,748,400	$ 13,421,556

	Country	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $10,583,082)	United States	10,583,082	10,583,082

Total Investments (cost $448,255,199) 100.9%			707,447,250
Other Assets and Liabilities (0.9%)			(6,198,652)

Net Assets 100.0%			$ 701,248,598

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
º	Affilated company
(n)	Security issued in zero coupon form with no periodic interest payments.
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:
Canada	57.3%
South Africa	13.0%
Australia	7.2%
United States	7.0%
Channel Islands	5.0%
United Kingdom	4.8%
Papua New Guinea	2.4%
Peru	1.6%
Cayman Islands	0.9%
Russia	0.6%
Brazil	0.2%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of October 31, 2006:
Common Stocks	96.9%
Yankee Obligations-Corporate	1.9%
Private Placement	0.9%
Warrants	0.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $431,358,206)	$ 690,320,595
Investments in affiliates, at value (cost $16,896,993)	17,126,655

Total investments	707,447,250
Receivable for Fund shares sold	3,226,172
Dividends receivable	155,246
Prepaid expenses and other assets	69,669

Total assets	710,898,337

Liabilities
Payable for securities purchased	8,355,813
Payable for Fund shares redeemed	1,163,804
Advisory fee payable	6,975
Distribution Plan expenses payable	10,887
Due to other related parties	2,060
Accrued expenses and other liabilities	110,200

Total liabilities	9,649,739

Net assets	$ 701,248,598

Net assets represented by
Paid-in capital	$ 418,156,643
Undistributed net investment income	3,845,552
Accumulated net realized gains on investments	20,054,971
Net unrealized gains on investments	259,191,432

Total net assets	$ 701,248,598

Net assets consists of
Class A	$ 413,685,292
Class B	73,208,426
Class C	208,445,006
Class I	5,909,874

Total net assets	$ 701,248,598

Shares outstanding (unlimited number of shares authorized)
Class A	7,380,212
Class B	1,365,585
Class C	3,909,948
Class I	105,941

Net asset value per share
Class A	$ 56.05
Class A — Offering price (based on sales charge of 5.75%)	$ 59.47
Class B	$ 53.61
Class C	$ 53.31
Class I	$ 55.78

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $95,569)	$ 4,786,989
Income from affiliate	714,985

Total investment income	5,501,974

Expenses
Advisory fee	2,832,303
Distribution Plan expenses
Class A	1,059,831
Class B	662,916
Class C	1,747,536
Administrative services fee	596,231
Transfer agent fees	904,881
Trustees’ fees and expenses	8,089
Printing and postage expenses	71,595
Custodian and accounting fees	533,192
Registration and filing fees	111,220
Professional fees	110,119
Interest expense	3,910
Other	12,630

Total expenses	8,654,453
Less: Expense reductions	(12,644)
Fee waivers	(123,561)

Net expenses	8,518,248

Net investment loss	(3,016,274)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	41,370,304
Foreign currency related transactions	(757,415)

Net realized gains on investments	40,612,889
Net change in unrealized gains or losses on investments	173,642,836

Net realized and unrealized gains or losses on investments	214,255,725

Net increase in net assets resulting from operations	$ 211,239,451

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment loss	$ (3,016,274)		$ (2,760,431)
Net realized gains on investments		40,612,889		9,676,178
Net change in unrealized gains or losses
on investments		173,642,836		14,127,637

Net increase in net assets resulting
from operations		211,239,451		21,043,384

Distributions to shareholders from
Net investment income
Class A		(1,930,879)		0
Class B		(95,915)		0
Class C		(285,079)		0
Class I		(34,384)		0

Total distributions to shareholders		(2,346,257)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,747,101	195,622,413	1,354,641	45,679,135
Class B	610,060	30,104,610	298,585	9,555,927
Class C	1,862,738	93,037,228	768,485	24,685,349
Class I	55,439	2,894,499	23,190	790,595

		321,658,750		80,711,006

Net asset value of shares issued in
reinvestment of distributions
Class A	38,338	1,571,489	0	0
Class B	1,794	70,791	0	0
Class C	5,252	205,968	0	0
Class I	781	31,764	0	0

		1,880,012		0

Automatic conversion of Class B
shares to Class A shares
Class A	30,233	1,524,871	50,283	1,640,454
Class B	(31,516)	(1,524,871)	(52,311)	(1,640,454)

		0		0

Payment for shares redeemed
Class A	(2,352,737)	(121,321,415)	(1,544,443)	(50,703,193)
Class B	(459,072)	(22,698,714)	(415,340)	(12,861,537)
Class C	(986,595)	(48,343,406)	(819,807)	(25,319,429)
Class I	(28,919)	(1,508,415)	(28,327)	(936,629)

		(193,871,950)		(89,820,788)

Net increase (decrease) in net assets
resulting from capital share transactions		129,666,812		(9,109,782)

Total increase in net assets		338,560,006		11,933,602
Net assets
Beginning of period		362,688,592		350,754,990

End of period	$ 701,248,598		$ 362,688,592

Undistributed net investment income	$ 3,845,552		$ 2,342,695

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

17

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to passive foreign investment companies and dividends paid through redemptions. During the year ended October 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 4,000,000
Undistributed net investment income	6,865,388
Accumulated net realized gains on investments	(10,865,388)

18

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2006, EIMC waived its advisory fee in the amount of $123,561.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $347,138 from the sale of Class A shares and $5,010, $177,248 and $87,922 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $269,042,513 and $138,115,796, respectively, for the year ended October 31, 2006.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $465,006,593. The gross unrealized appreciation and depreciation on securities based on tax cost was $245,350,740 and $2,910,083, respectively, with a net unrealized appreciation of $242,440,657.

6. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the year ended October 31, 2006, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the year ended October 31, 2006 was as follows:

				Amount of
				Equity in
	Beginning	Shares	Shares	Net Profit	Value,
Affiliate	Shares	Purchased	Sold	and Loss	End of Period

Evergreen Special
Investments
(Cayman) SPC	0	9,447	3,605	$229,661	$6,543,573

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 3,844,934	$ 36,806,364	$ 242,440,657

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid for the year ended October 31, 2006 was $2,346,257 of ordinary income. No distributions were paid for the year ended October 31, 2005.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended October 31, 2006, the Fund had average borrowings outstanding of $69,830 at an average rate of 5.60% and paid interest of $3,910.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

21

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

14. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

15. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from short-term and long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains

Class A	$ 0.1909	$ 2.6630
Class B	0.1909	2.6630
Class C	0.1909	2.6630
Class I	0.1909	2.6630

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net
Investment Income

Class A	$ 0.4191
Class B	0.0627
Class C	0.1047
Class I	0.5510

These distributions are not reflected in the accompanying financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Precious Metals Fund, a series of Evergreen International Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Precious Metals Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Precious Metals Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

26

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

27

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded,

28

ADDITIONAL INFORMATION (unaudited) continued

within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564346 rv4 12/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564346 rv4 12/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the five series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2006 and October 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$128,000	$120,996
Audit -related fees	0	0

Audit and audit-related fees	$128,000	$120,996
Tax fees (1)	$3,150	0
Non-audit fees (2)	0	0

Total fees	$131,150	$120,996

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006